   As filed with the Securities and Exchange Commission on February 28, 1996

                                                               File No. 33-36962
                                                               File No. 811-6175
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE                       ----
          SECURITIES ACT OF 1933                           / X /
                                                           ----
                                                           ----
             Post-Effective Amendment No. 12              / X /
                                                          ----

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT          ----
          COMPANY ACT OF 1940                            / X /
                                                         ----
                                                         ----
                            Amendment No. 14            / X /
                                                        ----


                       MAINSTAY INSTITUTIONAL FUNDS INC.
                       ---------------------------------
               (formerly New York Life Institutional Funds Inc.)
               (Exact name of Registrant as Specified in Charter)

                               51 Madison Avenue
                            New York, New York 10010
                            ------------------------
                    (Address of Principal Executive Offices)

                                 (212) 576-5773
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                           A. Thomas Smith III, Esq.
                       MainStay Institutional Funds Inc.
                               51 Madison Avenue
                           New York, New York 10010
                           ------------------------
                    (Name and Address of Agent for Service)

                                with a copy to:

                            Jeffrey L. Steele, Esq.
                            Dechert Price & Rhoads
                              1500 K Street, N.W.
                            Washington, D.C. 20005


 ----
/ X /     It is proposed that this filing will become effective on May 1, 1996
---- pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933.


Registrant has elected to register an indefinite number of shares of its common stock under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a notice pursuant to Rule 24f-2 on February 26, 1996 (i.e., within two months after the end of its fiscal
                            ----
year).

                       MAINSTAY INSTITUTIONAL FUNDS INC.

                             CROSS REFERENCE SHEET


                          Items Required by Form N-1A
                          ---------------------------


     Item Number in Part A                    Prospectus Caption
     ---------------------                    ------------------

1.   Cover Page                               Cover Page

2.   Synopsis                                 Tell Me The Key Facts - Analyze
                                              the Cost of Investing: Ongoing
                                              Fees; If you Invest $1,000 You
                                              Might Pay

3.   Condensed Financial Information          Financial Highlights

4.   General Description of                   Tell Me The Key Facts -
     Registrant                               Descriptions of Each Fund;
                                              General Investment
                                              Considerations; Tell Me The
                                              Details - The Company; Other
                                              Information About the Funds;
                                              Description of Investments and
                                              Investment Practices

5.   Management of the Fund                   Tell Me The Key Facts - Know With
                                              Whom You're Investing; Tell Me The
                                              Details - The Company; Investment
                                              Advisers and Administrator

5A.  Management's Discussion of               Information Contained in
     Fund Performance                         Registrant's Annual Report

6.   Capital Stock and Other                  Tell Me The Key Facts -
     Securities                               Understand the Tax Consequences;
                                              Tell Me The Details - The Company;
                                              Portfolio Transactions

7.   Purchase of Securities                   Tell Me The Key Facts -
     Being Offered                            Open an Account and Buy
                                              Shares

8.   Redemption or Repurchase                 Tell Me The Key Facts - Know How
                                              to Sell and Exchange Shares

9.   Pending Legal Proceedings                Not Applicable

                                              Statement of Additional
     Item Number in Part B                    Information Caption
     ---------------------                    -----------------------


10.  Cover Page                               Cover Page

11.  Table of Contents                        Table of Contents

12.  General Information and                  Management of the Company
     History

13.  Investment Objectives and                Investment Objectives and
     Policies                                 Policies; Investment Restrictions;
                                              Additional Restrictions

14.  Management of the Fund                   Management of the Company

15.  Control Persons and Principal            Management of the
     Holders of Securities                    Company; Other Information

16.  Investment Advisory and                  Management of the Company
     Other Services

17.  Brokerage Allocation and                 Portfolio Transactions
     Other Practices                          and Brokerage

18.  Capital Stock and Other                  Other Information
     Securities

19.  Purchase, Redemption and                 Purchases and Redemptions
     Pricing of Securities Being
     Offered

20.  Tax Status                               Tax Information

21.  Underwriters                             Management of the Company

22.  Calculations of Performance              Performance Information
     Data

23.  Financial Statements                     Financial Statements

--------------------------------------------------------------------------------
MainStay Institutional Funds Inc. Prospectus  (May 1, 1996)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Read This!
--------------------------------------------------------------------------------

These Funds aren't federally insured or guaranteed by the U.S. government. Shares of these Funds are not deposits or obligations of, or guaranteed or insured by, any financial institution, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in the Funds are subject to investment risks, including possible loss of principal.

No guarantees. There can be no assurance that the investment objective of any Fund will be achieved. All mutual funds involve risk, including the potential to lose some or all of your original investment. Except for money market funds, the price of a mutual fund share will fluctuate, and, when sold, may be higher or lower than your original purchase price. Furthermore, although the Money Market Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will succeed in doing so.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Please read this prospectus carefully before you invest, and keep it for future reference. We hope you will easily find and understand the information you need; but if you have any suggestions for improvement--or if you need any help-- please call 1-800-695-2126 ext. 2055 or write to us at:

        MainStay Institutional Funds Inc.
        Box 461
        Parsippany, New Jersey 07054-0461

If you are considering investing in a Group IRA or Group Account, please call 1-800-695-4451 or write to us at:

        MainStay Institutional Funds Inc.
        Box 424
        Parsippany, New Jersey 07054-0424

This prospectus includes information you should know before investing. For even more details, call or write for a free copy of the Statement of Additional Information (SAI) dated May 1, 1996 (as amended from time to time). The SAI is incorporated by reference into this prospectus and also has been filed with the Securities and Exchange Commission.
--------------------------------------------------------------------------------

MainStay Institutional Funds offers 11 no-load mutual funds with a broad range of investment choices.

--------------------------------------------------------------------------------
Equity                                                                      Page
--------------------------------------------------------------------------------
EAFE Index Fund.............................................................  24
Growth Equity Fund..........................................................  25
Indexed Equity Fund.........................................................  26
International Equity Fund...................................................  27
Multi-Asset Fund............................................................  28
Value Equity Fund...........................................................  29
--------------------------------------------------------------------------------
Fixed Income
--------------------------------------------------------------------------------
Bond Fund...................................................................  30
Indexed Bond Fund...........................................................  31
International Bond Fund.....................................................  32
Money Market Fund...........................................................  33
Short-Term Bond Fund........................................................  34


                     [LOGO OF MAINSTAY FUNDS APPEARS HERE]

                      This page intentionally left blank

--------------------------------------------------------------------------------
                                What's Inside?
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tell Me Quickly                                                             page
--------------------------------------------------------------------------------
The Funds; The Numbers to Call for Help................................        1
A Quick Overview: Understanding MainStay Institutional Funds...........        4
--------------------------------------------------------------------------------
Tell Me The Key Facts
--------------------------------------------------------------------------------
Analyze the Costs of Investing: Ongoing Fees...........................        6
If You Invest $1,000 You Might Pay.....................................        6
Financial Highlights...................................................  11 - 21
Descriptions of Each Fund..............................................  24 - 34
General Investment Considerations......................................  36 - 37
Determine Your Investment Options......................................       38
Open an Account and Buy Shares.........................................  40 - 41
Know How to Sell and Exchange Shares...................................  42 - 43
Decide How to Receive Your Earnings....................................       44
Understand the Tax Consequences........................................       45
Know With Whom You're Investing........................................  46 - 47
Know Your Rights as a Shareholder......................................       48
--------------------------------------------------------------------------------
Tell Me The Details
--------------------------------------------------------------------------------
The Company............................................................       49
Other Information About the Funds......................................       49
Description of Investments and Investment Practices....................       53
Investment Restrictions................................................       61
Investment Advisers and Administrator..................................       62
Portfolio Transactions.................................................       64
Performance and Yield Information......................................       65
Appendix A:  Description of Securities Ratings.........................       65

--------------------------------------------------------------------------------
A Quick Overview ... Understanding MainStay Institutional Funds
--------------------------------------------------------------------------------

1
--------------------------------------------------------------------------------
Set your investment priorities
--------------------------------------------------------------------------------

Decide if they are:

 . protecting what you have
 . receiving income from dividends
 . participating in the potential for greater investment returns
 . diversifying your current investment portfolio
 . a combination of any of the above

How much risk of losing money are you willing to take; how aggressive are you willing to be to make money? This two-part question may be the most difficult question in the world of investing. If you are not a professional investor, you should talk it over with your service agent or registered representative. He or she may have some ideas you hadn't considered.


2
--------------------------------------------------------------------------------
Study the Funds/See how they invest
--------------------------------------------------------------------------------

Focus on the Funds that seem to be seeking your objectives. Read about the people who manage each Fund. Understand the types of securities in which each Fund invests and the risks associated with those investments.

If you have a registered representative or service agent, discuss the Funds with him or her or call 1-(800) 695-2126 ext. 2055.

For key facts about, and risks associated with, the Funds, see pages 12-22. For more detailed information, see "Tell Me the Details" in this Prospectus and the Statement of Additional Information (SAI).


3
--------------------------------------------------------------------------------
Determine which class of shares to buy
--------------------------------------------------------------------------------

There are two classes of shares for MainStay Institutional Funds. Depending on whether you're investing directly or through a group, you may have a choice of investing in either class. The Institutional Class is less expensive, but the Institutional Service Class offers more shareholder services.

(See pg. 38, "Determine Your Investment Options", to determine if you have a choice of Class, and pg. 62, "Investment Advisers and Administrator-- Shareholder Services Plan", to learn about the additional services.)


7
--------------------------------------------------------------------------------
See how many shares your money will buy
--------------------------------------------------------------------------------

You can calculate the number of shares of a Fund your money buys by dividing the amount of your investment by the price of one share of the Fund.

Each Fund's "net asset value" (NAV) is calculated at the close of business of the New York Stock Exchange, normally 4:00 PM Eastern time each business day (noon for the Money Market Fund). The number of shares you receive is based on the NAV next calculated after your order is received. You'll receive written confirmation of your purchase.

(To learn more, see pgs. 40 - 41, "Open an Account and Buy Shares".)


8
--------------------------------------------------------------------------------
Ongoing fees
--------------------------------------------------------------------------------

Every mutual fund pays fees for services. These may include administration, distribution and marketing, investment management and shareholder services. Fees are generally charged on a regular schedule. You're not charged directly; the Fund pays the fees to the firms who provide the services and then deducts the amounts from the Fund's assets. This, consequently, reduces the NAV of your shares.

(To learn more, see pg. 62, "Investment Advisers and Administrator".)


9
--------------------------------------------------------------------------------
Earn dividends and capital gains
--------------------------------------------------------------------------------

Your Fund may earn money through interest payments, dividend payments or through capital appreciation of the securities it owns. The Fund periodically distributes these earnings to you based on the number of shares you own. For tax qualified plans, distributions are reinvested in additional shares. You should check how often a Fund makes distributions, especially if current income is important to you.

You may elect to have earnings sent to you or have them automatically reinvested in more shares.

(To learn more, see pg. 44, "Decide How To Receive Your Earnings".)

4
--------------------------------------------------------------------------------
Evaluate each Fund's track record, fees and expenses
--------------------------------------------------------------------------------

Turn to pages 11-21 for Financial Highlights. Read down the columns (by year) and find, in particular, the opening and closing share prices, the amount of income produced, and the "total investment return" figures, to see how each Fund has done in the past.

Don't just look at recent performance, which may or may not be repeated. Read the "total investment return" for each year to look for a performance pattern. Remember, though, no fund can ever guarantee it will continue to perform at the same levels.

Understand the ongoing fees.

(See the tables beginning on pg. 6, "Analyze the Cost of Investing: Ongoing Fees", for your Fund's ongoing fees and the impact of those costs on a $1,000 investment.)


5
--------------------------------------------------------------------------------
Decide how much to invest in each Fund
--------------------------------------------------------------------------------

You may split your investment among as many MainStay Institutional Funds as you desire. If you are an institutional investor, your initial investment must be at least $250,000 over the first 13 months; if investing through a Group IRA, you must invest at least $3,500 to start; if investing through a Group Account, you must invest at least $25,000 to start. There are also minimum requirements for later investments.

(See pgs. 40 - 41, "Open an Account and Buy Shares", for the amounts.)

6
--------------------------------------------------------------------------------
Open an account/Buy shares
--------------------------------------------------------------------------------

To open an account, fill out an application and place the order directly or through your registered representative or service agent.

Make sure you provide complete information, including who will own the account, and especially your Social Security number or Taxpayer ID. If you're participating through an employer sponsored plan, your employer will complete the application.

This is also the time to decide how to make other choices that will affect how you manage your investments including how to receive earnings.

(For more on opening an account see pgs. 40 - 41, "Open an Account and Buy Shares".)

10
--------------------------------------------------------------------------------
Exchange shares/Redeem shares
--------------------------------------------------------------------------------

You generally may redeem your shares on any business day, or transfer them to another Fund by exchanging shares. The Fund will redeem your shares and give you the cash, or, if you wish, exchange shares of one MainStay Institutional Fund for shares of another. You can only exchange shares of the same class. Participation in a systematic withdrawal plan may be available for Group IRA or Group Account investors.

(To learn more, see pgs. 42 -43, "Know How to Sell and Exchange Shares".)

11
--------------------------------------------------------------------------------
Manage your taxes/Align your goals
--------------------------------------------------------------------------------

If you've made a profit on your investment--either through dividends or distributions, you may have to pay taxes at tax time. This is also true if you're investing through a "tax-exempt" plan, such as an IRA or 401(k): the tax laws may only allow exemptions up to a certain limit. Consult your tax adviser.

Be aware that your Fund may earn 1996 income that will be paid to you in January 1997, but will apply to your 1996 tax return.

(See pg. 45 "Understand the Tax Consequences", for an explanation.)

12
--------------------------------------------------------------------------------
Know your rights/Stay informed
--------------------------------------------------------------------------------

Most of all, you have the right to ask questions--and have them answered intelligently. You may call all your registered representative or service agent, or call us directly at 1-800-695-2126 ext. 2055. If investing through a group plan, call us at 1-800-695-4451.

(See pg. 48, "Know Your Rights as a Shareholder" to learn more.)

--------------------------------------------------------------------------------
                 Analyze the Costs of Investing: Ongoing Fees
--------------------------------------------------------------------------------

To help you understand the costs of investing in a MainStay Institutional Fund, we've provided expense information based on expenses paid by each Fund for the most recent fiscal year. Because some expenses are based on the value of the Fund's assets, which fluctuates daily, you should only use these figures as estimates of what you might actually pay.

Ongoing fees

Each Fund pays ongoing operating fees to the investment adviser, administrator, custodians and other professionals who provide services to the Fund. These fees are billed to the Fund and are then factored into the share price. They're not billed to you separately; but they do reduce the value of each share you own. (See pg. 62, "Investment Advisers and Administrator", for further details).

Expenses have been capped

The Funds' administrator has voluntarily agreed to limit total expenses on all Funds except the Growth Equity Fund and Value Equity Fund. (See pg. 63, "Voluntary Expense Limitation", for full details.) Where this limit applies, this has the effect of lowering a Fund's total operating expenses and increasing its earnings.

After December 31, 1996 (or December 31, 1997 for the EAFE Index Fund), the administrator may end or revise the voluntary expense limitations. If this occurs, the Funds' expenses may increase and their earnings may be reduced, depending on each Fund's total assets. (See pg. 63, "Voluntary Expense Limitation", for more on the limitation for each Fund.)

Institutional Service Class service fees

If you own Institutional Service Class shares, you will pay a fee for receiving extra services. The fee is 0.25% of the annualized average daily net asset value
(NAV) of an Institutional Service Class share. The fee is calculated daily, and the Fund pays it monthly or according to the schedule set by the Board of Directors. (See pg. 63, "Shareholder Services Plan", for further details.)

The No-Fee IRA feature

All custodial fees will be waived under the No-Fee IRA feature for Group IRAs (available only to Institutional Service Class shareholders) if your total account balance (for all Funds) on December 31st is $50,000 or more. If, however, your total balance is less than $50,000, the fee will still be waived for any Fund in which you have a balance of $5,000 or more. (The No-Fee IRA may be eliminated at any time without notice.)

Service agents

You may buy shares of a Fund through a service agent: broker-dealers, financial institutions or others having a shareholder servicing relationship with the Funds on your behalf. Service agents may impose other conditions on buying and selling shares. They may also charge you additional fees. They are responsible for giving you a schedule of fees and information about any conditions they've added. Ask your service agent, if you have one, about these fees and conditions.

--------------------------------------------------------------------------------
Why read about costs?

Costs are important: they lower your earnings. For example, a Fund with higher costs must perform better just to equal the return of a Fund with lower costs. All things being equal, therefore, a lower-cost Fund will begin with an advantage. Lower fees alone however, will not guarantee better total return performance. Because of the deduction of a service fee, the performance of the Institutional Service Class of each Fund will be lower than the performance of the Institutional Class of that Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     If You Invest $1,000 You Might Pay...
--------------------------------------------------------------------------------

The "Examples" on the following pages are provided to help you understand the various costs and expenses that an investor in each Fund will bear directly or indirectly.

The examples below are based on a hypothetical 5% annual return, redemption at the end of each period and reinvestment of all your dividends and distributions.

The actual return on your investment, of course, may be more or less than 5%; and the actual expenses may also be more or less than those shown depending on a variety of factors, including the performance of the Fund. The figures below, therefore, do not necessarily represent how your investment will perform, nor do they show how the Funds have actually performed in the past. They are strictly hypothetical examples.

--------------------------------------------------------------------------------
Take note:
--------------------------------------------------------------------------------

We have also assumed that total Fund operating expenses remain the same each year, and that the 1996 voluntary expense limitation would apply for all periods. Without the limitation, your expenses would generally be higher. The Funds' administrator may end or revise these limitations at any time after December 31, 1996 (December 31, 1997 for the EAFE Index Fund).

--------------------------------------------------------------------------------
Operating Expenses                                                   Examples
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
EAFE INDEX FUND                                 INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

-------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                              INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

-------------------------------------------------------------------------------------------------------------------------------
INDEXED EQUITY FUND                             INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

--------------------------------------------------------------------------------
Operating Expenses                                                   Examples
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                       INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

-------------------------------------------------------------------------------------------------------------------------------
MULTI-ASSET FUND                                INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

-------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND                               INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

--------------------------------------------------------------------------------
Operating Expenses                                                   Examples
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
BOND FUND                                       INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

-------------------------------------------------------------------------------------------------------------------------------
INDEXED BOND FUND                               INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

-------------------------------------------------------------------------------------------------------------------------------
INTERNATIIONAL BOND FUND                        INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                               INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====

-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND                            INSTITUTIONAL        INSTITUTIONAL            INSTITUTIONAL       INSTITUTIONAL
                                                    CLASS            SERVICE CLASS                CLASS           SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                    None                 None

                                                                                           After 1 year    $          $
Annual Fund Operating Expenses                                                             After 3 years   $   (a)    $   (b)
(as a percentage of average daily net assets)                                              After 5 years   $          $
                                                                                           After 10 years  $          $
  Advisory Fees                                         %                    %
                                                    ----                 ----
  Other Expenses
    Administrative Fees
     (reflecting expense limitations)
                                                    ----                 ----
    Shareholder Service Fees                        None                 .25
    Other                                                                                  [Two pie charts to appear here (one for
                                                                                            Institutional Class and one for
                                                                                            Institutional Service Class) each of
                                                                                            which will indicate the dollar amounts
                                                                                            of a $1,000 investment allocated to
                                                                                            payment of advisory fees, service fees,
                                                                                            and other expenses. The amount of total
                                                                                            expenses will also be provided.]
                                                    ----                 ----
  Total Other Expenses                              --                   --
                                                    ----                 ----
Total Fund Operating Expenses*                      --                   --
                                                    ====                 ====


* New York Life, as the Funds' Administrator, has voluntarily agreed for the year 1996 to waive a portion of the fees otherwise payable to it under the terms of the Funds' Administration Agreement (up to the amount of such fees) to the extent necessary to limit the total operating expenses of the Funds, other than the Growth Equity Fund and Value Equity Fund, to the amounts shown above. These expenses are described under "Tell Me The Details--Investment Advisers and Administrator." Absent the voluntary expense limitations, estimated total Fund operating expenses for the Institutional Class would have been as follows: Bond Fund--.82%; EAFE Index Fund--1.26%; Indexed Bond Fund--.61%; Indexed Equity Fund--.58%; International Bond Fund--1.08%; International Equity Fund--1.10%; Money Market Fund--.68%; Multi-Asset Fund--.75%; and Short-Term Bond Fund--.72%. Absent the voluntary expense limitations, estimated total Fund operating expenses for the Institutional Service Class would have been as follows: Bond Fund--1.07%; EAFE Index Fund--1.51%; Indexed Bond Fund--.86%; Indexed Equity Fund--.83%; International Bond Fund--1.33%; International Equity Fund--1.35%; Money Market Fund--.93%; Multi-Asset Fund--1.00%; and Short-Term Bond Fund--
 .97%. Absent the voluntary expense limitations, total Fund Administrative Fees would have been as follows: Bond Fund--.55%; EAFE Index Fund--.80%; Indexed Bond Fund--.40%; Indexed Equity Fund--.40%; International Bond Fund--.50%; International Equity Fund--.50%; Money Market Fund--.40%; Multi-Asset Fund--
 .50%; Short-Term Bond Fund--.45%.

(a) If the voluntary expense limitations were not applied, the expenses for each period would generally be higher. For example, the expenses for the three-year period would be as follows: Bond Fund--$26; EAFE Index Fund--$40; Indexed Bond Fund--$20; Indexed Equity Fund--$19; International Bond Fund--$35; International Equity Fund--$35; Money Market Fund--$22; Multi-Asset Fund--$24; and Short-Term Bond Fund--$23.

(b) If the voluntary expense limitations were not applied, the expenses for each period would generally be higher. For example, the expenses for the three-year period would be as follows: Bond Fund--$34; EAFE Index Fund--$48; Indexed Bond Fund--$28; Indexed Equity Fund--$27; International Bond Fund--$42; International Equity Fund--$43; Money Market Fund--$30; Multi-Asset Fund--$32; and Short-Term Bond Fund--$31.

--------------------------------------------------------------------------------
                             Financial Highlights
--------------------------------------------------------------------------------

Here are the financial histories for each of the 11 MainStay Institutional Funds. The Institutional Service Class was not offered before December 31, 1994. All information prior to that date refers only to the Institutional Class of shares.

The information for each of the five years up to December 31, 1995 has been audited by Price Waterhouse LLP, independent accountants. You should read the related financial information and notes in their unqualified reports on each Fund contained in the Fund's 1995 Annual Report, which is incorporated by reference in the Statement of Additional Information.

Additional performance information is included in the Funds' annual report to shareholders.
For a free copy of the Statement of Additional Information (SAI) or the Annual Report, call us at 1-800-695-2126 ext. 2055 or write to: MainStay Institutional Funds Inc. Box 461, Parsippany, New Jersey 07054-0461.

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                             Financial Highlights
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

                                ---------------
                                EAFE Index Fund
                                ---------------

--------------------------------------------------------------------------------
                                EAFE Index Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index.

--------------------------------------------------------------------------------

The EAFE Index is a capitalization-weighted index of approximately 1,100 equities (stocks and stock-related securities) from countries outside the United States.

Many funds generally seek to beat market averages, often with unpredictable results. Index funds, like this one, seek to match the market average represented by the index they are trying to mirror. No attempt is made to manage the Fund in the traditional sense using economic, financial or market analysis. It's expected that there will be a close correlation (about 95%) between the Fund's performance and the EAFE Index in both rising and falling markets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...a statistically selected sample of approximately 350 securities included in the Index.

 ...at least 80% of total assets, under normal market conditions, in stocks or derivative securities (options, futures, options on futures, or swaps).

 ...the Fund may also invest in:

 . up to 20% of total assets in stock index options, futures contracts and options on futures to maintain cash reserves while fully invested, to facilitate trading, or to reduce transaction costs.

 . up to 10% of total assets in index and currency exchange rate swap agreements.

 . foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 55, "Foreign Currency Transactions", for details.)

 . other investments suitable for most or all MainStay Institutional Funds. (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

The Fund will attempt to remain fully invested at all times; however, to keep uncommitted cash invested or to keep cash available for shareholder redemptions, the Fund may invest temporarily in short-term investments suitable for all MainStay Institutional Funds.

--------------------------------------------------------------------------------

Who's managing your money?

James A. Mehling and Holly V. Cox of Monitor Capital Advisors, Inc.

Mr. Mehling is President and Chief Investment Officer of Monitor. He joined Monitor in October 1991 after serving as Director of Risk Management in the Investment Department of New York Life Insurance Company from 1989 - 1991.

Ms. Cox joined Monitor in 1993. She is a Vice President and portfolio manager with responsibility for international equity funds, active quantitative equity portfolios and the development of quantitative investment strategies. Prior to joining Monitor, Ms. Cox worked as a portfolio manager at Pan Agora Asset Management with responsibility for the day to day management of international index portfolios and foreign futures trading.

--------------------------------------------------------------------------------

Risks? The Fund's ability to mirror the Index may be affected by, among other things, transaction costs, changes in either the makeup of the EAFE Index or number of shares outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see "Description of Investments and Investment Practices"--"Foreign Currency Transactions" and "Foreign Securities".)

Options on foreign currencies could force the investment adviser to buy or sell foreign currencies at unfavorable exchange rates, creating losses. It is also possible that the Fund could forfeit the entire amount of the premium paid for the option plus transaction costs.

A lack of market activity may keep the investment adviser from closing out a futures contract or a futures option position when they want to. The Fund would remain obligated to make margin deposits until it could close the position.

There are no guarantees that hedging transactions or the use of options and futures will successfully protect investments, or lead to better Fund performance. In some instances, the Fund may lose money.

--------------------------------------------------------------------------------

                              ------------------
                              Growth Equity Fund
                              ------------------

--------------------------------------------------------------------------------
                              Growth Equity Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

--------------------------------------------------------------------------------

This Fund is not for investors who need current income but is for investors who are in a financial position to take above-average risks in search of long-term growth.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...a variety of companies and securities. The investment adviser selects investments according to the economic environment and the attractiveness of particular markets.

 ...securities of companies with these characteristics:

 . participation in expanding markets

 . increasing return on investment

 . increasing unit sales volume, and

 . revenue growth and earnings per share superior to the average of common stocks comprising indices such as the S&P 500 Composite Stock Index.

 ...securities of companies without some or all of those characteristics, if the investment adviser considers them to be ready for a rise in price; for example, companies expected to have accelerated growth in earnings due to special factors like new management, new products, changes in consumer demand or changes in the economy.

 ...at least 65% of its total assets, under normal market conditions, in equity securities including common stocks, non-convertible preferred stocks, securities convertible into or exchangeable for common stocks (e.g., convertible preferred stocks and convertible debentures) and warrants. Convertible preferred stocks and debentures must be rated when purchased Baa or better by Moody's Investors Service Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation ("S&P" or "Standard & Poor's"), or if unrated, considered by the investment adviser to be of comparable quality. (See "Appendix A-- Description of Securities Ratings".)

 ...foreign currency exchange transactions using foreign currencies, options, futures or options on futures, or forward contracts to help protect against foreign currency exchange risks involving foreign securities the Fund owns or plans to own. (See pg. 55, "Foreign Currency Transactions", for details.)

 ...the Fund may also invest in:

 . options on common stocks and stock indices, futures contracts and related options, and stocks represented by American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs").

 . foreign equity securities

 ...other investments suitable for most or all MainStay Institutional Funds. (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

--------------------------------------------------------------------------------

Who's managing your money?

Edmund Spelman and Rudolph Carryl of MacKay-Shields Financial Corporation.

Mr. Spelman is a Director of MacKay-Shields, and specializes in equity securities. He joined MacKay-Shields in 1991 after working as a securities analyst at Oppenheimer & Co., Inc. (1984 - 1991), and has been a portfolio manager for the Fund since February 1991.

Mr. Carryl joined MacKay-Shields as a Director in 1992 with twelve years of investment management and research experience. Mr. Carryl was Research Director and Senior Portfolio Manager at Value Line, Inc. from 1978 to 1992. Mr. Carryl has acted as a portfolio manager of the Fund since August 1992.

--------------------------------------------------------------------------------

Risks? Opportunities for greater gains often come with greater risks of loss. Some of the securities held by the Fund may have high price-earnings ratios and carry an above-average risk of price deterioration.

--------------------------------------------------------------------------------

                              -------------------
                              Indexed Equity Fund
                              -------------------

--------------------------------------------------------------------------------
                              Indexed Equity Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

--------------------------------------------------------------------------------

The Standard & Poor's 500 Composite Stock Price Index ("the Index") is capitalization-weighted and includes 500 different industrial, utility, financial and transportation sector companies selected by Standard & Poor's. The Index is used as the standard for performance comparison because it represents about two-thirds of the total market value of all U.S. common stocks and is well known to investors. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

Unlike other funds which generally seek to beat market averages often with unpredictable results, index funds seek to match their respective indices. No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis. This Fund attempts to achieve its objective by using a "full replication method" in which the Fund attempts to "mirror" the performance of the Index by investing in all 500 stocks in the same proportion as they are represented in the Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...all 500 stocks, in the same proportion as they are represented in the Index, to the extent feasible.

 ...at least 80% of total assets, under normal market conditions, in stocks or derivative securities (options, futures, options on futures, or swap agreements);

 ...the Fund may also invest in:

 . up to 20% of total assets in options and futures contracts to maintain cash reserves while fully invested, to facilitate trading or to reduce transaction costs.

 . up to 10% of total assets in index swap agreements.

 . other investments suitable for most or all MainStay Institutional Funds. (See pgs. 36-37, "General Investment Considerations", for details; and pg. 53, "Description of Investments and Investment Practices".)

The Fund will attempt to remain fully invested at all times; however, to keep uncommitted cash invested or to keep cash available for shareholder redemptions, the Fund may invest temporarily in short-term investments suitable for all MainStay Institutional Funds.

--------------------------------------------------------------------------------

Who's managing your money?

James A. Mehling and Holly V. Cox of Monitor Capital Advisors, Inc.

Mr. Mehling is President and Chief Investment Officer of Monitor. He joined Monitor in October 1991 after serving as Director of Risk Management in the Investment Department of New York Life Insurance Company from 1989 - 1991.

Ms. Cox joined Monitor in 1993. She is a Vice President and portfolio manager with responsibility for international equity funds, active quantitative equity portfolios and the development of quantitative investment strategies. Prior to joining Monitor, Ms. Cox worked as a portfolio manager at Pan Agora Asset Management with responsibility for the day to day management of international index portfolios and foreign futures trading.

--------------------------------------------------------------------------------

Risks? The Fund's ability to mirror the Index may be affected by, among other things, transaction costs, changes in either the makeup of the Index or number of shares outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

The values of common stocks of major U.S. corporations tend to fluctuate based on a variety of market and general economic conditions.

--------------------------------------------------------------------------------

                           -------------------------
                           International Equity Fund
                           -------------------------

--------------------------------------------------------------------------------
                           International Equity Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...at least 65% of total assets, under normal market conditions, in equity securities of foreign corporations wherever organized, which do business mainly outside the U.S.

 ...a diversified portfolio of securities, including common stocks, preferred stocks, warrants and other comparable equity securities.

 ...a variety of countries, with generally a minimum of 5 countries other than the U.S. This includes countries with established economies as well as emerging market countries, including those in Latin America, and other newly industrialized countries such as South Korea and Taiwan, that the Fund's investment adviser believes present favorable opportunities.

 ...ADRs [American Depositary Receipts]; EDRs [European Depositary Receipts]; GDRs [Global Depositary Receipts]; IDRs [International Depositary Receipts] or other similar securities convertible into securities of foreign issuers. (See pg. 53, "ADRs", for more details.)

 ...to enhance returns, manage risk more efficiently and protect against price changes in securities, the Fund may buy or sell currency on a spot or forward basis, securities and securities index options, foreign currency options, futures contracts and related options, and may enter into swap agreements. Futures and related options may be used for any legal purpose including to reduce trading costs.

 ...the Fund may also invest in:

 . U.S. equity securities;

 . notes and bonds which, when purchased are rated in one of the top four categories by Moody's or Standard & Poor's. (See "Appendix A--Description of Securities Ratings".)

 . up to 5% of net assets in short-term instruments rated below BBB by S&P or Baa by Moody's. (See pg. 57, "High Yield Securities ["Junk Bonds"]".)

 . cash, including foreign currency, or cash equivalents such as obligations of banks, commercial paper and short-term obligations of U.S. or foreign issuers.

 . in unusual market conditions, the Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds and cash equivalents or cash.

 . other investments suitable for most or all Mainstay Institutional Funds. (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

--------------------------------------------------------------------------------

Who's managing your money?

Michael M. Perelstein and Shigemi Takagi of MacKay-Shields Financial
Corporation.

Mr. Perelstein joined MacKay-Shields as a Managing Director in 1989 with more than six years of international and global investment experience. Just prior to joining MacKay-Shields, he was the International Strategist at Brinson Partners, Inc. Mr. Perelstein has been a portfolio manager of the International Bond Fund and International Equity Fund since their inception in January 1995. Mr. Takagi is a Director specializing in international equities at MacKay-Shields . He joined MacKay-Shields in 1989 after working at First Boston Corp. as an international equity analyst. He has served as a portfolio manager for the Fund since its inception in January 1995.

--------------------------------------------------------------------------------

Risks? Alone, this Fund is not a balanced investment plan. It is intended for long-term investors who seek growth over current income. It is appropriate for investors wanting investments in markets outside the U.S. who are willing to accept the risks of foreign investing discussed above. The Fund's orientation is in avoiding excessive risk, although there are risks associated with any kind of investment. Due to this philosophy, the Fund may not attain as high a level of return as more aggressively managed international funds, although there may be times when the Fund outperforms some funds in down markets.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see "Description of Investments and Investment Practices" -- "Foreign Currency Transactions" and "Foreign Securities".)

--------------------------------------------------------------------------------

                               ----------------
                               Multi-Asset Fund
                               ----------------

--------------------------------------------------------------------------------
                               Multi-Asset Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed income securities, and money market investments.

--------------------------------------------------------------------------------

The Fund attempts to achieve this objective through active management and allocation of investments among three asset classes. The presence of the constraints, however, may restrict the investment adviser's ability to fully maximize total return.

The allocations of the Fund's net assets reflect the anticipated risks and returns of each asset class. Although these levels maintain the balanced nature of the overall investments, they are not intended to act as a fully balanced investment program. (For a full explanation of the investment method, see pg. 48, "Multi-Asset Fund".)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...three asset classes, limited by the following constraints:

 ...30% to 80% of net assets in U.S. and foreign common stocks.

 ...10% to 60% of net assets in fixed income securities selected to parallel the performance of the Salomon Brothers Broad Investment Grade Bond Index (although the bonds don't have to be in the Index). These debt securities may have fixed, variable, or floating rates of interest.

 ...10% to 60% of net assets in selected money market instruments.

Within these constraints, the Fund may also invest:

 . up to 20% of total assets in foreign securities (defined as "traded primarily in a market outside the U.S.") of developed and emerging market countries.

 . up to 10% of total assets in interest rate, index, and currency exchange rate swap agreements.

 . in futures transactions to rebalance its portfolio composition and risk profile. (See pg. 56, "Futures Contracts and Options on Futures Contracts".)

 . in foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 55, "Foreign Currency Transactions".)

 . in other investments suitable for most or all MainStay Institutional Funds.
  (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

At times, the actual allocation for each asset class may differ from the constraints, due to market fluctuations or cash entering or leaving the Fund. This could happen for instance, if the investment adviser has positioned the assets close to a minimum or maximum for one or more asset classes, and the Fund's cash position changes because of investors buying or selling the Fund's shares. To correct the situation, the investment adviser will move cash or reallocate assets within seven days.

--------------------------------------------------------------------------------

Who's managing your money?

James A. Mehling and Holly V. Cox of Monitor Capital Advisors, Inc.

Mr. Mehling is President and Chief Investment Officer of Monitor. He joined Monitor in October 1991 after serving as Director of Risk Management in the Investment Department of New York Life Insurance Company from 1989 - 1991.

Ms. Cox joined Monitor in 1993. She is a Vice President and portfolio manager with responsibility for international equity funds, active quantitative equity portfolios and the development of quantitative investment strategies. Prior to joining Monitor, Ms. Cox worked as a portfolio manager at Pan Agora Asset Management with responsibility for the day to day management of international index portfolios and foreign futures trading.

--------------------------------------------------------------------------------

Risks? The Fund's performance depends on the investment adviser's ability to consistently and correctly determine the relative attractiveness of the asset classes. However, prices change not only in response to economic factors but to psychological factors as well. These factors are difficult to interpret and quantify. It is therefore possible for the Fund to have a small investment in stocks during a period of rising stock prices, or a small investment in bonds during a period of rising bond prices.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see "Description of Investments and Investment Practices"--"Foreign Currency Transactions" and "Foreign Securities".)

--------------------------------------------------------------------------------

                               -----------------
                               VALUE EQUITY FUND
                               -----------------

--------------------------------------------------------------------------------
                               Value Equity Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek maximum long-term total return from a combination of capital growth and income. The Fund is not designed or managed primarily to produce current income.

--------------------------------------------------------------------------------

The Fund takes a flexible approach, emphasizing investments in common stocks which are, in the opinion of the Fund's investment adviser, undervalued at the time of purchase. If, in the investment adviser's opinion, a stock has reached its full value, it will usually be sold and replaced by securities considered to be undervalued.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...at least 65% of total assets, under normal market conditions, in equity securities, including common stocks and securities that can be exchanged for or converted into common stocks (e.g., convertible preferred stocks and convertible debentures), nonconvertible preferred stocks and warrants.

 ...dividend-paying common stocks listed on a national securities exchange or traded in the over-the-counter market (although the Fund may invest in non-dividend paying stock, based on the investment adviser's judgment).

 ...the Fund may also invest in:

 ...up to 35% of total assets in options on common stocks and stock indices, stocks represented by American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), foreign equity securities, zero coupon bonds, obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states, cash equivalents, or cash.

 . convertible preferred stocks, debentures and zero coupon bonds must be, when purchased rated Baa or better by Moody's or BBB or better by Standard & Poor's; or unrated but judged by the investment adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings".)

 ...stock index futures contracts and related options to protect against changes in stock prices.

 ...short sales "against the box," securities on a when-issued basis, and firm or standby commitments to purchase securities.

 ...foreign currency exchange transactions using foreign currencies, options, futures or options on futures, or forward contracts to help protect against foreign currency exchange risks involving foreign securities the Fund owns or plans to own. (See pg. 55, "Foreign Currency Transactions", for details.)

 ...other investments suitable for most or all MainStay Institutional Funds. (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

--------------------------------------------------------------------------------

Who's managing your money?

Denis Laplaige and Tom Kolefas of MacKay-Shields Financial Corporation.

Mr. Laplaige is President, Managing Director and Head of the Equity Division of MacKay-Shields. He joined the firm in 1982 as a research analyst, became a Director in 1988, Managing Director in 1991 and member of its Board of Directors in 1993. Prior to that, he was a portfolio manager and research analyst with Value Line Inc. Mr. Laplaige has been a portfolio manager of the Value Equity Fund since the Fund's inception in January 1991.

Mr. Kolefas is a Director of MacKay-Shields and specializes in equity securities. He joined MacKay-Shields in 1991 after working as an equity research analyst in the Investment Research Department of the investment sector of The Bank of New York (1987-1991). Mr. Kolefas has been a portfolio manager of the Value Equity Fund since 1991.

--------------------------------------------------------------------------------

Risks? The Fund's share price, like the price of other equity-oriented funds, isn't always stable. The value of the securities in the Fund--and the net asset value of the Fund--will fluctuate in the marketplace. It is possible that the adviser's decisions will not produce the growth you anticipate.

--------------------------------------------------------------------------------

                                   ---------
                                   Bond Fund
                                   ---------

--------------------------------------------------------------------------------
                                   Bond Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...normally at least 70% of total assets in:

 . obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities;

 . debt securities issued by domestic or foreign corporate entities, zero coupon bonds, and municipal bonds; and

 . mortgage-related and other asset-backed securities; and loan participation interests.

The effective maturity of this portion of the Fund's portfolio will usually be in the intermediate range (i.e., three to ten years), although it may vary depending on the investment adviser's judgment of market conditions.

The Fund may use, under normal market conditions, up to 30% of its total assets to shorten or lengthen the portfolio's effective maturity. This portion of the Fund's assets may be invested in:

 . long-term U.S. Treasuries (i.e., ten to thirty years); and

 . cash equivalent short-term obligations including certificates of deposit, time deposits, bankers' acceptances issued by domestic or foreign banks; certificates of deposit and time deposits issued by savings and loan associations, commercial paper, repurchase agreements and reverse repurchase agreements.

 ...at least 65% of total assets, under normal market conditions, in debt obligations as described above rated Baa or better by Moody's or BBB or better by Standard & Poor's when purchased; or, if unrated, considered by the investment adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings".)

 ...corporate commercial paper only if rated, when purchased, Prime-1 by Moody's or A-1 by Standard & Poor's; or if unrated, considered by the investment adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings".)

 ...no more than 20% of total assets in securities denominated in foreign currencies. To the extent possible, the Fund will attempt to protect these investments against risks stemming from differences in foreign exchange rates.

 ...foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to protect against foreign exchange risks involving securities the Fund owns or plans to own. (See pg. 55, "Foreign Currency Transactions".)

 ...interest rate and bond index futures contracts, and options on these contracts; and options on debt securities.

 ...other investments suitable for most or all MainStay Institutional Funds. (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

--------------------------------------------------------------------------------

Who's managing your money?

Ravi Akhoury and Edward Munshower of  MacKay-Shields Financial Corporation.

Mr. Akhoury joined MacKay-Shields as a Director in 1984, became a Managing Director in 1988, President and a member of the Board of Directors in 1989 and Chairman and CEO in 1992. Previously, he worked for four years as a fixed income manager for Fischer Francis Trees & Watts and for seven years as a fixed income manager of the Equitable Life Assurance Society. Mr. Akhoury has served as a portfolio manager of the Short-Term Bond Fund and the Bond Fund since their inception in January 1991.

Mr. Munshower is a Director of MacKay Shields. He joined MacKay-Shields as a fixed income investment specialist in 1985 with more than 5 years of prior investment management and research experience, after having been an investment analyst for New York Life. Mr. Munshower has been a portfolio manager of the
Bond Fund since              and the Short-Term Bond Fund since 1993.

--------------------------------------------------------------------------------

Risks? Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, the Fund's return from mortgage-related securities may be reduced.

The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The investment adviser forecasts interest rates and other economic factors to enhance the ability of the Fund to successfully utilize these instruments.

Because interest on zero coupon obligations is not paid to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

--------------------------------------------------------------------------------

                               -----------------
                               Indexed Bond Fund
                               -----------------

--------------------------------------------------------------------------------
                               Indexed Bond Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Salomon Brothers Broad Investment Grade Bond Index (the "Index").

--------------------------------------------------------------------------------

The Fund attempts to achieve its objective by investing in a diversified portfolio of U.S. government and corporate bonds, as well as mortgage-backed and asset-backed securities.

The Index is capitalization-weighted and contains about 4900 individually priced fixed income securities, which include "investment grade" corporate bonds including U.S. dollar-denominated securities of foreign issuers (rated BBB by Standard & Poor's or Baa by Moody's, or better), U.S. Treasury/agency issues, and mortgage pass-through (mortgage-backed) securities, and other securities. (See "Appendix A--Description of Securities Ratings" for bond ratings.)

As of March 31, 1996, the approximate weighting in the Index of these classes was as follows: U.S. Treasury and agency securities X%, Corporate debt securities X%, Mortgage-backed securities X%, Other X%.

Unlike other funds which generally seek to beat market averages often with unpredictable results, index funds seek to match their respective indices. No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis. The Fund expects to invest in approximately 50 or more securities so that the results fall within the target tracking error of the Index. It's expected that there will be a close correlation (about 95%) between the Fund's performance and the Index in both rising and falling markets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...at least 80% of total assets, under normal market conditions, in fixed income securities or derivative products (bond index options, futures and options on futures; interest rate futures and options on these contracts; or swaps related to fixed-income securities).

 ...up to 20% of total assets in bond and interest rate index options and futures and options on these futures to maintain cash reserves while fully invested, facilitate trading, or reduce transaction costs.

 ...up to 10% of total assets in index and interest rate rate swap agreements. (For a description of "Swap Agreements", see pg. 60.)

The Fund will attempt to remain fully invested at all times; however, to keep money working or to keep cash available for shareholder redemptions, the Fund may invest in:

 ...other temporary investments suitable for most or all MainStay Institutional Funds. (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

--------------------------------------------------------------------------------

Who's managing your money?

James A. Mehling and Holly V. Cox of Monitor Capital Advisors, Inc.

Mr. Mehling is President and Chief Investment Officer of Monitor. He joined Monitor in October 1991 after serving as Director of Risk Management in the Investment Department of New York Life Insurance Company from 1989 - 1991.

Ms. Cox joined Monitor in 1993. She is a Vice President and portfolio manager with responsibility for international equity funds, active quantitative equity portfolios and the development of quantitative investment strategies. Prior to joining Monitor, Ms. Cox worked as a portfolio manager at Pan Agora Asset Management with responsibility for the day to day management of international index portfolios and foreign futures trading.

--------------------------------------------------------------------------------

Risks? The Fund's ability to track the Index may be affected by, among other things, transaction costs, changes in either the composition of the Index or number of bonds outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, your return from mortgage-related securities may be reduced.

--------------------------------------------------------------------------------

                            -----------------------
                            International Bond Fund
                            -----------------------

--------------------------------------------------------------------------------
                            International Bond Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...any debt or debt-related investment, domestic or foreign, denominated in foreign or U.S. currency.

 ...at least 65% of total assets, under normal market conditions, in foreign bonds which include debt securities of foreign governments, agencies and supranational organizations denominated in foreign currencies. These could have fixed, variable, floating or inverse floating rates of interest. The Fund may also purchase debt securities of corporate issuers. Some of these securities may be privately issued and/or convertible into common stock; or they may be traded together with warrants for the purchase of common stock.

 ...a variety of countries, generally a minimum of 5 countries other than the U.S. This includes countries with established economies as well as emerging market countries, including those in Latin America, and other newly industrialized countries such as South Korea and Taiwan, that the investment adviser believes present favorable opportunities.

 ...the Fund may also invest in:

 . up to 25% of net assets in lower-rated debt securities, including short-term instruments. Lower rated securities are rated below BBB by S&P or Baa by Moody's. (See "Appendix A - Description of Securities Ratings".)

 . to enhance returns, manage risk more efficiently and help protect against price changes in securities the Fund owns or may own, the Fund may buy currency on a spot or forward basis, securities or securities index options, foreign currency options, futures contracts and related options on futures contracts; and may enter into swap agreements. Futures and related options may be used for any legal purpose including to reduce trading costs.

 . other investments suitable for most or all MainStay Institutional Funds. (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

In unusual market conditions, the Fund may invest all or a portion of its assets in U.S. dollars or foreign currencies or in U.S.-denominated or foreign currency-denominated money market instruments of U.S. or foreign issuers.

--------------------------------------------------------------------------------

Who's managing your money?

Michael M. Perelstein of MacKay-Shields Financial Corporation.

Mr. Perelstein joined MacKay-Shields as a Managing Director in 1989 with more than six years of international and global investment experience. Just prior to joining MacKay-Shields, he was the International Strategist at Brinson Partners, Inc. Mr. Perelstein has been a portfolio manager of the International Bond Fund and International Equity Fund since their inception in January
1995.

--------------------------------------------------------------------------------

Risks? Alone, this Fund is not a balanced investment plan. It is intended for long-term investors. It may be appropriate for investors wanting investments in markets outside the U.S. who are willing to accept the risks of foreign investing discussed below. The orientation is in avoiding excessive risk, although there are risks associated with any kind of investment. Due to this philosophy, the Fund may not attain as high a level of return as more aggressively managed international funds, although there may be times when the Fund outperforms some funds in down markets.

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade". There is more price volatility, more risk of losing your principal and interest, a greater possibility of the issuer going bankrupt, and other risks, which is why these securities may be considered speculative. (See pg. 57, "High Yield Securities ["Junk Bonds"]", for additional risks.)

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see "Description of Investments and Investment Practices"--"Foreign Currency Transactions" and "Foreign Securities".)

There are certain risks associated with investment securities with floating or inverse floating rates of interest. (See pg. 53, "Description of Investments and Investment Practices", "Floating and Variable Rate Securities and Inverse Floaters".)

This Fund is classified as a "non-diversified" investment company. It may, therefore, invest a greater portion of its assets in a single issuer than the other Funds, which are "diversified." As a result, this Fund may be more susceptible to any one economic, political or regulatory event than the other Funds. Although the Fund is characterized as a non-diversified Fund, it still must comply with the diversification requirements imposed upon a "regulated investment company" under federal tax law. (See "Tax Information" in the Statement of Additional Information.)

--------------------------------------------------------------------------------

                               -----------------
                               Money Market Fund
                               -----------------

--------------------------------------------------------------------------------
                               Money Market Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek to provide a high level of current income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------

Investments in the Fund are neither insured nor guaranteed by the U.S. government. Although the Fund attempts to maintain a stable net asset value
(NAV) of $1 per share, there can be no assurance that it will succeed in doing so.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...high quality, short-term securities (that mature within 13 months) denominated in U.S. dollars (except securities used as collateral for repurchase agreements may mature in more than 13 months), including obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, loan participation interests and corporate bonds.

 ...up to 5% of total assets in the securities of one issuer (this doesn't apply to U.S. government securities and related repurchase agreements)

 . except, more than 5% of total assets may be invested in securities of one issuer for up to 3 days if they're rated in the highest category ("First Tier") by at least two major rating agencies. (Only one of these investments at a time.)

 ...up to 1% of total assets (or $1 million, whichever is greater at the time of purchase) in securities of any one issuer rated in the top two categories by at least two major rating agencies ("Second Tier").

 ...up to 5% of total assets in securities that were "Second Tier" when acquired.

 ...unrated securities considered of comparable quality to rated securities.

The Fund may borrow money for temporary or emergency purposes, purchase securities on a when-issued basis, and enter into firm or standby commitments to purchase securities.

This Fund generally cannot invest in securities with remaining maturities longer than 397 days (13 months). In addition, the weighted average portfolio maturity may not exceed 90 days.

--------------------------------------------------------------------------------

Who's managing your money?

David Clement of New York Life Insurance Company.

Mr. Clement has served as portfolio manager for the Fund since its inception in 1991, and is a member of the fixed income portfolio management team. Mr. Clement joined the Pension Investing Department of New York Life in 1990.

--------------------------------------------------------------------------------

Risks? Any investment the Fund makes must present minimal credit risk. If rated, a security must be rated within the two highest rating categories for short-term debt securities by at least two major rating agencies (or by one major agency, if only that agency has rated the security or issuer).

Unrated securities and one-agency-rated securities may only be bought with the approval or ratification of the Directors. (For a description of ratings, see "Appendix A".)

--------------------------------------------------------------------------------

                             --------------------
                             Short-Term Bond Fund
                             --------------------

--------------------------------------------------------------------------------
                             Short-Term Bond Fund
                           The Fund's objective is:
--------------------------------------------------------------------------------

to seek to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             The Fund invests in:
--------------------------------------------------------------------------------

 ...at least 65% of total assets, under normal market conditions, in diversified portfolio of actively managed short-term debt securities, with an effective maturity of less than three years, including securities with special features (e.g., puts, variable or floating coupon rates, and mortgage pass-throughs) which have price characteristics similar to short-term debt securities. These include:

 ...obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and other asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic or foreign banks and denominated in U.S. dollars or foreign currencies; certificates of deposit and time deposits issued by savings and loan associations.

 ...domestic and foreign corporate debt securities, municipal bonds, zero coupon bonds and variable or floating rate securities rated Baa or better by Moody's or BBB or better by S&P when purchased; or, if unrated, considered by the investment adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings". )

 ...corporate commercial paper only if rated, when purchased, Prime-1 by Moody's or A-1 by S&P; or if unrated, considered by the investment adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings". )

 ...up to 20% of total assets in securities denominated in foreign currencies. To the extent possible, the investment adviser will attempt to protect against risks stemming from differences in foreign exchange rates.

 ...foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 55, "Foreign Currency Transactions".)

 ...interest rate and bond index futures contracts and options on these contracts; and options on debt securities.

 ...U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies or instrumentalities, international agencies or supranational entities;

 ...the Fund may also invest in other investments suitable for most or all MainStay Institutional Funds. (See pgs. 36-37, "General Investment Considerations"; and pg. 53, "Description of Investments and Investment Practices".)

--------------------------------------------------------------------------------

Who's managing your money?

Ravi Akhoury and Edward Munshower of MacKay-Shields Financial Corporation.

Mr. Akhoury joined MacKay-Shields as a Director in 1984, became a Managing Director in 1988, President and a member of the Board of Directors in 1989 and Chairman and CEO in 1992. Previously, he worked for four years as a fixed income manager for Fischer Francis Trees & Watts and for seven years as a fixed income manager of the Equitable Life Assurance Society. Mr. Akhoury has served as a portfolio manager of the Short-Term Bond Fund and the Bond Fund since their inception in January 1991.

Mr. Munshower is a Director of MacKay Shields. He joined MacKay-Shields as a fixed income investment specialist in 1985 with more than 5 years of prior investment management and research experience, after having been an investment analyst for New York Life. Mr. Munshower has been a portfolio manager of the Short-Term Bond Fund since 1993.

--------------------------------------------------------------------------------

Risks? Because of the comparatively short term of most of the Fund's investments, the net asset value is expected to be relatively stable.

Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, your return from mortgage-related securities may be reduced.

--------------------------------------------------------------------------------

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                                                                              35

--------------------------------------------------------------------------------
                       General Investment Considerations
--------------------------------------------------------------------------------

SOME IMPORTANT POINTS TO UNDERSTAND ABOUT INVESTING IN MAINSTAY INSTITUTIONAL FUNDS.

 . Investment objectives

There cannot be any assurance that each Fund will achieve its investment objective. The investment objective of each Fund is fundamental, which means it can't be changed without shareholder approval. Other investment policies may, however, be changed by the Board of Directors. Unless an investment policy or restriction is defined or described as "fundamental", it may be changed without shareholder approval.

  The share price of a Fund isn't always stable

Because the market value of a Fund's investments will change, the net asset value (NAV) of each Fund (other than the Money Market Fund)will also change. Historically, the prices of equity-oriented funds have generally been more volatile over the short-term than debt-oriented funds. Rapid changes in interest rates can, however, affect bond prices significantly. The value of the securities in a Fund (and, therefore, its NAV) will fluctuate in response to factors such as:

 . conditions in the securities markets,

 . business success of the security's issuer,

 . creditworthiness of the issuer of the security,

 . changing interest rates,

 . average maturity of a Fund's non-equity investments,

 . real or perceived economic and competitive industry conditions,

 . foreign currency exchange rates (for foreign-investing Funds), and

 . other factors.

Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

THE EFFECTS OF TRADING COSTS AND YOUR TOTAL RETURN

Each Fund's investment adviser places orders to purchase and sell portfolio investments for the Fund. This is reflected in the Fund's Portfolio Turnover Rate. Funds with higher turnover rates (extensive trading activity) often have higher transaction costs which are borne by the Funds, and more short-term capital gains which you'll pay taxes on (except that investors in tax qualified plans, where earnings are generally tax deferred, will not pay these taxes).

The portfolio turnover rate for a Fund will vary from year to year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. You can find the turnover rate for any Fund in the "Financial Highlights" table for that Fund.(See pg. 64, "Portfolio Transactions", for additional information on turnover rate.)

In unusual or adverse market conditions, for temporary defensive purposes, each Fund (except the Money Market Fund) may invest all or a portion of its assets in cash or cash equivalent short-term obligations such as obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the States; or in money market funds, repurchase and reverse repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper (the Growth Equity Fund and Value Equity Fund may only invest up to 50% of total assets).

Each Fund may also:

 . borrow up to 15% of total assets;

 . lend its securities to brokers, dealers and other financial institutions to earn income;

 . buy securities on a when-issued, firm, or standby commitment basis - the market value of these securities may change prior to their delivery to the Fund;

 . invest in repurchase agreements, and enter into reverse repurchase agreements, which can create leverage and increase a Fund's investment risk.

The Bond Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Short-Term Bond Fund may purchase and sell interest rate and bond index futures contracts, options on interest rate and bond index futures contracts and options and futures on debt securities.

--------------------------------------------------------------------------------
                       General Investment Considerations
--------------------------------------------------------------------------------

The EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund and Value Equity Fund may purchase and sell stock index options, futures and options on futures.

Futures and options transactions may be used for any legally permissible purpose, such as to protect against anticipated changes in interest rates that could affect the value of securities which the Fund owns or plans on buying. The use of futures, options and options on futures may involve certain costs and risks. For example, there is no assurance that a Fund will be able to close out a futures contract or a futures option position when the investment adviser considers it appropriate. (See pg. 56, "Futures Contracts and Options on Futures Contracts" for additional information.)

The EAFE Index Fund, International Bond Fund and International Equity Fund will (and the Bond Fund, Growth Equity Fund, Indexed Bond Fund, Multi-Asset Fund, Short-Term Bond Fund and Value Equity Fund may), invest in foreign securities. The Indexed Equity Fund will invest in foreign securities to the extent such securities are included in the stocks that comprise the Standard & Poor's 500 Index. These securities may have additional risks not applicable to U.S. securities.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments. They involve risks of currency controls by governments, changes in currency rates and interest rates, difficulties in receiving or interpreting financial and economic information, the imposition of taxes and brokerage and custodian fees, and changes in political and economic conditions. The Funds may also have difficulty invoking legal protections in other countries. Many of these factors are worse in emerging markets.

Issuers of foreign debt, or their governments, may be unable or unwilling to make payments, and the Funds may have limited legal recourse should there be a default.

The Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund, Multi-Asset Fund and Short-Term Bond Fund, may invest in loan participation interests which involve certain risks, including credit and liquidity risks. (See pg. 57; "Loan Participation Interests" for further details.)

INVESTMENTS IN ILLIQUID AND RESTRICTED SECURITIES

Each Fund will limit its investments in illiquid securities (those that can't be easily sold) to not more than 10% of its net assets (15% in the case of the International Bond Fund and International Equity Fund).

To the event that a Fund invests in restricted securities, it may be exposed to additional risks. "Restricted" securities are those which have not been registered under the Securities Act of 1933. Because they are unregistered, only a limited number of investors are qualified to invest in them. The smaller market, therefore, may create undesirable delays and added costs in selling restricted securities.


INDEX FUNDS

The inclusion of a security in the MSCI EAFE Index, Standard & Poor's 500 Composite Stock Price Index or the Salomon Brothers Broad Investment Grade Bond Index in no way implies an opinion by the index sponsors, Morgan Stanley, Standard & Poor's or Salomon Brothers, as to the attractiveness of that security as an investment. The MainStay Institutional Funds that are managed as index funds (EAFE Index Fund, Indexed Equity Fund and Indexed Bond Fund) are not sponsored by or affiliated with the sponsors of their respective indexes.


-----------------------------------------------------

Types of debt securities
Debt securities may have fixed, variable, or floating
(including inverse floating) rates of interest.
-----------------------------------------------------

--------------------------------------------------------------------------------
                       Determine Your Investment Options
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           MAINSTAY INSTITUTIONAL FUNDS OFFER TWO CLASSES OF SHARES
-------------------------------------------------------------------------------

INSTITUIONAL CLASS AND INSTITUTIONAL SERVICE CLASS

Owning Institutional Class shares will be less expensive, but owning Institional Service Class shares will give you more shareholder services. Depending upon how you're investing, you may be able to choose either type of shares.

The main differences between the two classes of shares are:

 . the shareholder services you receive,

 . the fees you pay to receive those services, and

 . the effect of extra fees on your earnings.

If you buy either class of shares...
the Funds' administrator, New York Life Insurance Company, will provide services such as furnishing the Funds with office facilities, performing clerical, recordkeeping and bookkeeping services, and carrying out certain financial and accounting functions. Each Fund pays a monthly fee for receiving these services.

If you buy shares of the Institutional Service Class...
the administrator or a service agent will provide additional shareholder services for which the Service Class of shares pays an additional fee. The Fund, not you, pays these fees. The services provided may include receiving, collecting and processing your orders, providing and maintaining check writing and wire transfer services, communicating periodically with you; maintaining your account records, answering your questions and handling correspondence about your account; issuing reports and confirming your transactions; and performing other services.

-------------------------------------------------------------------------------

Take note:

Because of the additional fee associated with the Institutional Service Class, you will not earn as much owning that class of shares as you would owning Institutional Class shares of the same Fund. (To get an idea of the difference, see pg. 8, "If You Invest $1,000. You Might Pay...")

-------------------------------------------------------------------------------

Not everyone is eligible to buy Institutional Class shares

You are eligible to buy both classes of shares if you:

 . are an institutional investor investing as an emplyer, association or other group retirement plan; an employee benefit trust; financial institution; endowment, foundation or corporation.

 . invest directly in a Group IRA or Group Account and you bought shares in any MainStay Institutional Fund before January 1, 1995; but

You may only buy Institutional Service Class shares if you are a member of a Group Account or Group IRA and have not bought shares in any MainStay Institutional Fund prior to January 1, 1995.
-------------------------------------------------------------------------------

                      This page intentionally left blank.

--------------------------------------------------------------------------------
                              Open an Account...
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Who should read this section
If you are participating in a company savings plan, such as a 401(k), profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy shares in the Funds.

If you are investing through a Group IRA or Group Account, the following information will help you open an account and buy shares:
--------------------------------------------------------------------------------

Who may buy Institutional Service Class Shares

If you are in a Group IRA, or Group Account and you buy shares after January 1, 1995, you will automatically become a shareholder of the Institutional Service Class of the Fund(s) in which you invest. However, if you invested in a Group Account or Group IRA prior to January 1, 1995, you may invest in either class of shares of the Funds.

How to open an account

You (or your sponsor, if you are investing through a group or plan) can make an investment by phoning NYLIFE Distributors at 1-800-695-2126 between 8:30 AM and 4:00 PM Eastern time on any day the New York Stock Exchange is open. You'll be given an account number and wire or mail instructions for sending payment. All calls are recorded.

NYLIFE Distributors must receive your money (and the application, if it's your first investment) within the next 3 business days of placing your order.

Please fill out the application completely and correctly

MainStay Institutional Funds and NYLIFE Distributors each reserves the right to reject your application or redeem your Fund shares if significant information is incomplete or incorrect (for example, if you leave off your Taxpayer I.D.).

Take care, be accurate

Make sure you are using the proper forms. Your order to buy is only accepted when received by BFDS (the transfer agent) with all information, signatures, documents and payments required to carry it out. Federal law requires you to provide a certified tax identification number when you open an account.

If you are investing in a Group IRA, you may qualify for a No-Fee IRA available to Institutional Service Class shareholders. (See Pg. 7, "Analyze the Costs of Investing" for more information.) Applications and initial investments for Group IRAs and Group Accounts should be mailed to:
MainStay Institutional Funds, Box 424, Parsippany, New Jersey, 07054-0424.

After that, your investments should be sent to MainStay Institutional Funds, Box 8407, Boston, MA 02266-8407.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Buy shares
You buy shares (and fractions of shares) at market price (known as the net asset value or NAV) on any day the New York Stock Exchange is open. Your price per share will be the next NAV that is set after your order is received and accepted. (All MainStay Institutional Funds are no load funds and are sold without a sales charge at the net asset value (NAV) per share. There are ongoing fees, however, as well as minimum investment amounts.)

The NAV -- the price of a share that is used for buying and selling -- is determined once each day at the close of the New York Stock Exchange (4:00 PM Eastern time) for each Fund except for the Money Market Fund, which is determined at noon.

NAV is calculated by;
 . taking the current market value of the Fund's total assets for that class of shares (either Institutional Class shares or Institutional Service Class shares);

 . subtracting the liabilities; and

 . dividing the remainder by the total number of shares owned of that class.

 . or, in the case of the Money Market Fund, using the amortized cost (See the Statement of Additional Information for the full details on calculating NAV.)

-------------------------------------------------------------------------------
                               ...and Buy Shares
-------------------------------------------------------------------------------

YOU MUST INVEST AT LEAST THE MINIMUM AMOUNT

One of the following minimums will apply to you, depending upon how you are investing:

For a Group IRA
If you are investing in an IRA offered through a group:
 . First investment--at least $3,500 (at least $1,000 in each Fund in which you are investing)
 . Each investment after that--at least $100.

For a Group Account:
If you are a member of a group that participates in our Group IRA program:
 . First investment--at least $25,000 (at least $1,000 in each Fund in which you are investing)
 . Each investment after that--at least $1,000.

For institutional investors:
 . Initial combined investment--at least $250,000, which may be spread over a thirteen-month period after opening the account.
 . Each investment after that--at least $1,000.

MainStay Institutional Funds, Inc. may also accept investments of smaller amounts at its discretion.
-------------------------------------------------------------------------------
 For your convenience, and to save money, certificates for shares will usually not be issued.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Take note:

Tax deductible contributions to an IRA are limited to $2,000 a year ($2,250 in the case of a spousal IRA). An investor in certain qualified retirement plans may be able to open an account with a smaller minimum investment.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Take note:

MainStay Institutional Funds and NYLIFE Distributors also have sole discretion to reject your application or order if your application is incomplete or incorrect (particularly if you have failed to include your Taxpayer I.D. Information). MainStay Institutional Funds also has sole discretion to suspend offering shares or reject purchase orders when, in the management's judgment, it is in a Fund's best interests.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
What if you buy by check and then sell quickly? We can delay payment until we're sure your check clears, or for up to 15 days, whichever comes first.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Not on holidays
No wires are accepted on days when the New York Stock Exchange is closed, or on Martin Luther King Day, Columbus Day or Veterans Day, because the bank that would receive your wire is closed.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
[Graphic of a check placed into an envelope]
[Graphic of a telephone]

SENDING A CHECK OR MONEY ORDER

First call us at 1-800-695-2126 to place your order. Make your check or money order payable to MainStay Institutional Funds Inc. (Write your account number and the name of the appropriate Fund or Funds on the check or money order.) The check must be in U.S. dollars drawn on a U.S. bank. Mail it directly to:
MainStay Institutional Funds Inc., P.O. Box 8407 Boston, Massachusetts 02266-
8407.

Mail the application separately to MainStay Institutional Funds Inc., P.O.
Box 461, Parsippany, New Jersey, 07054-0461.
-------------------------------------------------------------------------------
[Graphic of a radio signal tower]

WIRING MONEY

You may invest by wiring the money to us. You or your registered representative should call NYLIFE Distributors at 1-800-695-2126 for an account number and wiring instructions. Give them to your bank, which may charge a fee for wiring. The wire must include your name--exactly as it appears on your application-- your account number and the name of the Funds in which you want to invest. NYLIFE Distributors must receive your money (and application, if it's your initial investment) within 3 business days of your placing an order (See pg.
1, "Read This!", for the wire address.)

Know How to Sell. . .

Shares may be redeemed (sold) in a number of ways. If you are participating in a company plan, such as a 401(k), profit sharing, defined benefit or other employee-directed plan, check with your Human Resources Department for information on how your shares may be redeemed. If you are investing through a Group IRA or Group Account, you can redeem your shares in any of the following ways:

OPTION I

BY TELEPHONE OR WIRE

[Graphic of a telephone]
[Graphic of a radio signal tower]

Place an order to sell your shares by calling NYLIFE Distributors at 1-800-695-2126. Or, if you prefer, you may wire your order. These options are not available if your shares are held in certificate form. (Please call us at the above number for further details.)

The price of each share will be the next NAV determined for the class of shares you own. There is no charge for selling your shares. The shares you sell may be worth more or less than the price you paid for them, depending on the market value of the investment securities held by the particular Fund at the time of your sale.

-------------------------------------------------------------------------------

Telephone redemption: convenient, yes. . .but not risk-free

Telephone redemption privileges are convenient, but you give up some security. By making use of this convenience, you agree that neither MainStay Institutional Funds nor the Administrator will be liable for following instructions via the phone that they reasonably believe are genuine. You bear the risk of any loss, unless MainStay Institutional Funds or the Administrator fails to use the following (and other) established safeguards for your protection.

These safeguards are in place at MainStay Institutional Funds.

 . All phone calls are tape recorded.

 . Written confirmation of every transaction is sent to your address of record.

-------------------------------------------------------------------------------

OR, OPTION 2

USE A SYSTEMATIC WITHDRAWAL PLAN

[Graphic of a calendar]

If you are a shareholder in a Group IRA or a Group Account, with at least $10,000 (based on the NAV per share) in your account, you may use our systematic withdrawal plan.

You may arrange to make monthly withdrawals of at least $100 from any Fund. Each withdrawal will be mailed to you by check or wired directly to your bank account, whichever you select on your application. These withdrawals, like any sale, may result in a gain or loss and, therefore, may be subject to taxation. Consult your tax adviser about possible tax consequences.

Also remember, these withdrawals are not dividends or income. If you withdraw more than your Fund is earning for you, eventually your account will be worth less than your original investment, and, ultimately, you will redeem all of your shares.

------------------------------------------------------------------------------
                            ...and Exchange Shares
------------------------------------------------------------------------------

FOR THE MONEY MARKET FUND

If you exchange all your shares in the Money Market Fund for shares in another Fund, any dividends that have been declared but not yet distributed will be credited to the new Fund account. If you exchange all your shares in the Money Market Fund for shares in more than one Fund, undistributed dividends will be credited to each of the new Funds according to the number of exchanged shares in each Fund.

MainStay Institutional Funds reserves the right to amend, restrict or end the exchange privilege.

HOW YOU WILL RECEIVE YOUR MONEY

Your sales proceeds will normally be wired directly to the bank named on your application within seven days after your redemption request is received (one business day for the Money Market Fund).

On days when the New York Stock Exchange is closed, or during other times specified by Federal securities law, you may not be able to redeem shares or your payment might be delayed.

DISTRIBUTIONS IN KIND

For shares of a Fund which you sell within any 90-day period, each Fund reserves the right to pay you a maximum of $250,000 in cash, or cash equal to 1% of the Fund's net assets, whichever is less. To protect the remaining shareholders in the Fund, anything you sell above this amount may not be paid to you in cash, but could be paid to you entirely, or in part, in the same kinds of securities held by the Fund. These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares you're selling.

Even though it is highly unlikely that shares would ever actually be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, should such a distribution occur.

-------------------------------------------------------------------------------

USE THE EXCHANGE PRIVILEGE

Once you open an account, you may exchange shares of the same class (Institutional Class or Institutional Service Class) between MainStay Institutional Funds. An order to exchange shares is treated as a sale of the old shares followed by a purchase of the new shares.

You may request an exchange by calling NYLIFE Distributors at
1-800-695-2126--unless you've invested through a Group IRA or Group Account. In that case, you should call us at 1-800-695-4451 (for information about the exchange privilege).
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Take note: Your shares could be sold involuntarily

To reduce expenses, we may redeem shares in any account valued at less than $10,000 ($1,000 for Group IRAs and Group Accounts). We'll give you at least 30 days notice to give you time to add to your account and avoid the sale. We may also redeem your shares if you haven't given us the proper tax information.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Decide How to Receive Your Earnings
--------------------------------------------------------------------------------

TWO KINDS OF EARNINGS

DIVIDENDS AND INTEREST
Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends."

When they pay
The Money Market Fund declares dividends daily; you're paid monthly. Each of the other Funds declares and pays you dividends at least once a year.

Dividends begin...
In the Money Market Fund, you begin earning dividends the business day after the transfer agent receives your investment in U.S. dollars by 4:00PM Eastern time.

CAPITAL GAINS
The Funds will distribute all, or almost all, of their net capital gains at least once a year.

--------------------------------------------------------------------------------

 .  Take Note:

Due to the service fee, dividends for Institutional Service Class shares will be lower than for Institutional Class shares.

--------------------------------------------------------------------------------

HOW TO TAKE YOUR EARNINGS
Your earnings will automatically be reinvested in the same Fund, unless you choose one of the following options:


REINVEST IN ANOTHER FUND
On the day your Fund pays the dividend, reinvest everything in another Fund of your choice.

TAKE CASH
Take your earnings in cash.

If you choose to receive your earnings in cash...
a check will be mailed to the address you have given us. If the check is not accepted and is returned to us, we will reinvest it in your account in the same Fund at the next net asset value computed after the transfer agent receives the check. Any additional distributions will automatically be reinvested at net asset value as of the ex-dividend date.

--------------------------------------------------------------------------------

                        Understand the Tax Consequences
--------------------------------------------------------------------------------

As a regulated investment company under Federal tax law, a Fund generally will not pay Federal income tax on the income and gains it pays as dividends to its shareholders. To avoid paying a 4% federal excise tax, each MainStay Institutional Fund intends to distribute almost all of its net income and capital gains to shareholders.

Your Dividends And Capital Gains May Be Taxable

If you are a tax-exempt shareholder, you won't pay Federal income tax on distributions unless applicable tax laws say otherwise. If your're not tax-exempt, you will have to pay taxes on dividends whether you receive them in cash or reinvest them in more shares.

Dividends, other than from capital gains, are ordinary income. Capital gain dividends are taxable as long-term capital gain, except to the extent provided by an applicable tax exemption. Some distributions may be a return of capital or, in some cases, capital gain. The Fund will advise you each year about the amount and nature of dividends paid to you. If you are not a tax-exempt investor, purchasing shares shortly before the record date for dividend declarations can result in a taxable return to you of a portion of the price you paid for the shares.

A Fund may pay you in January for dividends declared in October, November, or December of the previous year. If you're not tax-exempt, you will be taxed on these dividends as if you had been paid on December 31 of the previous year.

Taxes On Foreign Investment Income

Each Fund, except the Money Market Fund and the Indexed Equity Fund, either will invest, or may choose to invest, in foreign securities. Income earned from foreign securities may be withheld by those countries as income taxes. Under certain circumstances, the Fund may elect to pass along credits to you for foreign income taxes paid, although there are no assurances that the Fund will be able to do so.

--------------------------------------------------------------------------------

 . Don't forget...
This page only tells you about Federal income tax. Other tax laws may be different. For additional information about the tax aspects of investing and particular tax laws that may apply to the different classes of shares, please see the Statement of Additional information. Consult your tax adviser on any additional questions you may have about the tax aspects of investing.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                        Know with Whom You're Investing
-------------------------------------------------------------------------------

Who works to protect your interests?

The Board of Directors oversees the management of the Company and meets several times during the year to review contracts, Fund activities and the quality of services. Other than serving as Directors, most of the Board members have no affiliation with the Company or its service providers. Information relating to the Directors and officers appears under the heading "Management of the Company" in the Statement of Additional Information.

-------------------------------------------------------------------------------

                            Who Manages Your Money?
-------------------------------------------------------------------------------
Under the supervision of the Company's Directors and in accordance with each Fund's investment objective and investment policies, the investment advisers are responsible for making the specific decisions about buying, selling and holding securities, selecting brokers and brokerage firms to trade for them; maintaining accurate records; and if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. (See pg. 62, "The Advisors" for an explanation of the fees paid by each Fund.)
-------------------------------------------------------------------------------

Mackay-Shields Financial Corporation
9 West 57th Street
New York, New York  10019

MacKay-Shields manages the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short-Term Bond Fund and Value Equity Fund. MacKay-Shields, formed in 1969, is an indirect wholly-owned, but autonomously managed subsidiary of New York Life Insurance Company. As of December 31, 1995, MacKay-Shields managed over $18.3 billion in assets.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

New York Life Insurance Company
51 Madison Avenue
New York, New York  10010

New York Life Insurance Company manages the Money Market Fund. The company is a mutual life insurance company organized under the laws of the State of New York. Authorized to conduct business as a life insurance company since 1845, it offers a complete line of life insurance policies and annuity contracts, as well as financial and retirement contracts. As of December 31, 1995, New York Life had total assets of approximately $74.3 billion and managed approximately $24 billion in assets for qualified retirement plans.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Monitor Capital Advisors, Inc.

504 Carnegie Center
Princeton New Jersey  08540

Monitor Capital manages the EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and the Multi-Asset Fund. Monitor Capital, formed in 1988, is a wholly-owned subsidiary of NYLIFE Inc. and an indirect wholly-owned subsidiary of New York Life Insurance Company. As of December 31, 1995, Monitor managed totaling approximately $1.2 billion in assets.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                        Know with Whom You're Investing
-------------------------------------------------------------------------------

WHO DISTRIBUTES MAINSTAY INSTITUTIONAL FUNDS?

NYLIFE Distributors Inc.,
260 Cherry Hill Road
Parsippany, NJ 07054

NYLIFE Distributors Inc. is a corporation organized under New York laws and is an indirect wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors acts as the principal underwriter and distributor of the Funds' shares. They pay the costs of printing and mailing prospectuses and sales literature to potential investors and any advertising expenses connected with distributing Fund shares.

New York Life Insurance Company may pay, out of its own resources, additional compensation to third parties who provide services or through its broker-dealer subsidiaries to certain of its agents or employees who sell shares of the Funds.

WHO PROVIDES CUSTOMER SERVICE AND MAINTAINS FINANCIAL RECORDS?

Boston Financial Data Services (BFDS) is the Funds' transfer and dividend disbursing agent. BFDS is responsible for statements, confirmations and sending checks, and keeps certain financial and accounting records. BFDS is at 2 Heritage Drive, North Quincy, MA 02171.

New York Life Insurance Company also provides customer service and client statements.

The Bank of New York (BONY) is custodian of the Funds' investments and has subcustodial agreements for holding the Funds' foreign investments. BONY is at 90 Washington Street, New York, New York 10286.

WHO RUNS MAINSTAY INSTITUTIONAL FUNDS' DAY-TO-DAY BUSINESS?

New York Life Insurance Company is the administrator for the Funds. With the assistance of its subsidiary companies, it manages the Company's business affairs.

New York Life, among other things, provides offices, conducts the clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for each Fund. New York Life may consult with or use the services of its subsidiary companies to help carry out responsibilities to the Company. New York Life also pays the salaries and expenses of all personnel affiliated with the Company, and all the operational expenses that are not the responsibility of the Funds. For its services the Funds pay the Administrator a monthly fee. (See pg. 62, "The Administrator", for full details.)

--------------------------------------------------------------------------------

                       Know Your Rights as a Shareholder
--------------------------------------------------------------------------------

YOU HAVE THE RIGHT TO ASK ANY QUESTIONS.

If you have a question about your account, you should:
 .call 1-800 695-2126 ext. 2055 (between 9:00 AM and 5:00 PM Eastern time), or

 . write to:
       MainStay Institutional Funds Inc.
       Box 461
       Parsippany, New Jersey 07054-0461

If you invest through a Group IRA or Group Account you should:
 . call 1-800-695-4451 (between (9:00 AM and 5:00 PM Eastern Time), or

 . write to:
       MainStay Institutional Funds Inc.
       Box 424
       Parsippany, New Jersey 07054-0424

THE RIGHT TO RECEIVE INFORMATION ABOUT YOUR INVESTMENT

You will receive periodic statements covering the Funds you own, including the number and value of shares, dividends declared or paid and other information.

Confirmations.
Every time you buy, sell or exchange shares between Funds, you'll receive a confirmation in the mail shortly thereafter. It summarizes all the key information: what you bought and sold, what it cost and other important information.

Financial reports.
You will receive an annual financial statement for your Fund, examined by the Funds' independent accountants. You will also receive semiannual statements which are unaudited.

Each financial report shows:
 . the investments owned by the Fund,
 . the market value of each investment, and . other financial information.

--------------------------------------------------------------------------------

Take note:

Keep your statements. You may need them for tax reporting purposes.

Be alert: Mistakes can happen. Always review your confirmations and statements immediately.

--------------------------------------------------------------------------------



THE RIGHT TO HAVE ONE SHARE, ONE VOTE

Every share issued by the Funds carries equal ownership rights. By owning shares, you're entitled to vote on certain issues and policies regarding the Fund or class of shares you own. You have one vote per share you own.

You also have a right to approve any changes in fundamental investment restrictions or objectives of your Funds; and, you have the right to approve the adoption of any new investment advisory agreement or plan of distribution relating to your Funds.

THE RIGHT TO ATTEND MEETINGS

MainStay Institutional Funds Inc. doesn't intend to hold annual meetings for electing Directors unless most of the Directors holding office have not been elected by the shareholders. You do have a right, however, to call a special meeting of shareholders for the purpose of voting on removing a Director (or Directors) of the Company. At least 10% of the shareholders must request the meeting in writing.

--------------------------------------------------------------------------------

                              Tell Me The Details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Company
--------------------------------------------------------------------------------

The Company was incorporated in Maryland on September 21, 1990, and the responsibilities of the Board of Directors of the Company are derived from the laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The Company is registered with the SEC as an open-end management investment company under the 1940 Act. Registration involves no supervision of management of the Company by the SEC. The Company currently has eleven Funds.

Each Fund is a diversified investment company under the 1940 Act (other than the International Bond Fund) and has a different investment objective which it pursues through separate investment policies. Certain types of investments and investment techniques common to one or more Funds are described in greater detail in this Prospectus under "Description of Investments and Investment Practices" and in the Statement of Additional Information.

The Company's authorized capital consists of twenty-two billion shares of $.001 par value per share. Twelve billion shares are classified as Money Market Fund shares, of which six billion shares are further classified as Institutional Class shares and six billion shares are classified as Institutional Service Class shares. The remaining Funds: the Bond Fund, EAFE Index Fund, Growth Equity Fund, Indexed Bond Fund, Indexed Equity Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund, Short-Term Bond Fund and Value Equity Fund, each have one billion shares classified as shares of that Fund. These shares are further classified for each Fund as 500 million Institutional Class shares, and 500 million Institutional Service Class shares.

The Board of Directors may, at its discretion, classify and allocate shares to additional Funds or classify and allocate additional shares to the existing Funds without further action by the shareholders.

--------------------------------------------------------------------------------

Other Information about the Funds
--------------------------------------------------------------------------------

This section provides more information about how the Funds are managed. There is no additional information about the Money Market Fund in this section.

--------------------------------------------------------------------------------

EAFE Index Fund
--------------------------------------------------------------------------------

The countries in the EAFE Index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom. Not all EAFE Index companies within a country will be represented in the Fund's portfolio of securities at the same time. The Fund may not invest in certain stocks (numbering approximately 50) included in the EAFE Index because corporate charters have provisions prohibiting ownership by foreign investors.

The Fund is expected to invest in approximately 350 stocks so that the results fall within the targeted tracking error. Stocks are selected for inclusion in the Fund based on country of origin, market capitalization, yield, volatility and industry sector. Monitor, the Fund's investment adviser, will manage the Fund using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the EAFE Index to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the EAFE Index, but such changes should be infrequent.

The Fund believes the indexing approach described above is an effective method of duplicating percentage changes in the EAFE Index. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the EAFE Index in both rising and falling markets. The correlation between the EAFE Index Fund and the EAFE Index is expected to be over 0.95 on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the EAFE Index.

--------------------------------------------------------------------------------

Growth Equity Fund
--------------------------------------------------------------------------------

Although it is not the Fund's policy generally to invest or trade for short-term profits, portfolio securities may be disposed of without regard to the length of time held whenever MacKay-Shields is of the opinion that a security no longer has an appropriate appreciation potential or has reached its anticipated level of performance, or when another security appears to offer relatively greater appreciation potential or a relatively greater anticipated level of performance. However, certain requirements that must be satisfied in order for the Fund to qualify as a regulated investment company for Federal income tax purposes may limit the extent to which the Fund can sell securities and other assets held for less than three months. (See "Tax Information" in the Statement of Additional Information.)

--------------------------------------------------------------------------------

Indexed Equity Fund
--------------------------------------------------------------------------------

Because of the market-value weighting, the 20 largest companies in the S&P 500 currently account for approximately 28% of the Index. As of December 31, 1995, the five largest companies in the S&P 500 were: General Electric Company (2.6%); American Telephone & Telegraph Company (2.2%); Exxon Corporation (2.2%); Coca Cola Co. (2.0%); and Merck & Company (1.8%).

The Fund will be managed using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500 to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P 500, but such changes should be infrequent. The correlation between the performance of the Indexed Equity Fund and the S&P 500 is expected to be over 0.95 on an annual basis. A correlation of
1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500.

The Fund believes the indexing approach described above is an effective method of duplicating percentage changes in the S&P 500. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets.

--------------------------------------------------------------------------------

International Equity Fund
--------------------------------------------------------------------------------

The Fund is actively managed and invests primarily in international (non-U.S.) stocks but, as described below, the Fund may acquire other securities including cash equivalents. Eligible investments for the Fund include any equity or equity-related investment, domestic or foreign, whether denominated in foreign currencies or U.S. dollars.

The investment adviser considers factors such as prospects for currency exchange and interest rates, and inflation in each country; relative economic growth, government policies influencing exchange rates and business conditions; and quality of individual issuers. The investment adviser will also determine, using good faith judgment, (1) country allocation among the international equity markets, (2) currency exposure (asset allocation across currencies), and (3) diversified security holdings within each market.

The Fund may use futures and options contracts (1) in an effort to manage cash flow and remain fully invested in the stock and currency markets, instead of or in addition to buying and selling stocks and currencies, or (2) in an effort to hedge against a decline in the value of securities or currencies owned by it or an increase in the price of securities which it plans to purchase.

The investment adviser also believes that active currency management can enhance portfolio returns through opportunities arising from interest rate differentials between instruments denominated in different currencies and/or changes in value between currencies. Moreover, MacKay-Shields believes active currency management can be employed as an overall portfolio risk management tool. For example, in its view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies which may not involve the currency in which the foreign security is denominated.

--------------------------------------------------------------------------------

Multi-Asset Fund
--------------------------------------------------------------------------------

To determine the best investment levels, the investment adviser estimates risk, return and correlation for the three asset groups based on a rigorous, disciplined valuation methodology. Even if this method occasionally indicates that the Fund should be fully invested in only one asset group, the investment adviser will still follow the constraints on the amount of assets which may be allocated to each of the three asset groups.

Common stocks are evaluated using a proprietary mathematical model developed by the investment adviser to estimate expected returns on domestic and foreign stock markets. The expected return on fixed income securities is the current yield to maturity of bonds as measured by the Salomon Brothers Broad Investment Grade Bond Index (the "Index"). The expected return for money market instruments is the current yield on three-month U.S. Treasury bills.

The Fund's allocation among the three asset groups is then structured to take advantage of perceived imbalances in relative pricing. The investment adviser believes that short-term imbalances occur periodically but tend to be corrected fairly quickly.

The Fund may buy common stocks that the EAFE Index Fund and Indexed Equity Fund may buy, fixed income securities that the Indexed Bond Fund may buy and money market instruments that the Money Market Fund may buy. (Please turn to the Fund pages in this Prospectus to see the details.)

--------------------------------------------------------------------------------

Value Equity Fund
--------------------------------------------------------------------------------

In analyzing different securities to assess their relative attractiveness, MacKay-Shields' value investment process emphasizes such factors as low price to earnings and price to cash flow ratios, financial strength and earnings predictability. The Fund intends to purchase those securities which it believes to be undervalued in the market relative to comparable securities based on the foregoing analysis.

In assessing whether a stock is undervalued, the investment adviser considers, among other factors, a company's financial strength and earnings predictability. The Fund may provide some protection on the downside through its investment in companies whose current stock prices reflect, in the investment adviser's opinion, either unwarranted pessimism or unrecognized value.

--------------------------------------------------------------------------------

Bond Fund
--------------------------------------------------------------------------------

MacKay-Shields manages the Fund's portfolio in accordance with a multi-sector investment strategy, allocating the Fund's investments among different types of debt securities. MacKay-Shields conducts a continuing review of sector yields and other information derived from a data base which it maintains in managing fixed-income portfolios. Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by MacKay-Shields in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio.

Maturity shifts are based on a set of investment decisions that take into account a broad range of fundamental and technical indicators. More particularly, MacKay-Shields will alter the average maturity of the portfolio in accordance with the research and other methods described above.

--------------------------------------------------------------------------------

Indexed Bond Fund
--------------------------------------------------------------------------------

The correlation between the performance of the Indexed Bond Fund and the Salomon Brothers Broad Investment Grade Bond Index (the "Index") is expected to be over
0.95 on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund is expected to invest in approximately 50 or more securities so that results fall within the targeted tracking error. Bonds are selected for inclusion in the Fund based on credit quality, sector, maturity, coupon, current yield, yield to maturity, duration, and convexity. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the Index, but such changes should be infrequent.

The investment adviser believes the indexing approach described above is an effective method of simulating percentage changes in the Index. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The investment adviser employs a stratified sampling method to track index performance. Using this method, the Fund invests in fixed income securities which in aggregate are expected to mirror the performance of the Index. The Fund invests primarily in a representative sample of the securities in the Index.

The investment adviser may effect certain portfolio transactions involving when-issued, delayed delivery and other types of securities that may have the effect of increasing nominal portfolio turnover. (For further discussion of the effect of portfolio turnover on the Fund, See pg. 64, "Portfolio Transactions".) For further information about the Fund's transactions in when-issued securities and related portfolio practices, see the Statement of Additional Information.

--------------------------------------------------------------------------------

International Bond Fund
--------------------------------------------------------------------------------

The investment adviser considers factors such as prospects for currency exchange and interest rates, and inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions; and quality of individual issuers. The investment adviser will also determine, using good faith judgment, (1) country allocation, (2) currency exposure (asset allocation across currencies), and (3) diversified security holdings within each market.

Securities acquired by the Fund may be denominated in multinational currency units such as the European Currency Unit ("ECU"). Securities of issuers within a given country may be denominated in the currency of another country.

The investment adviser believes that active currency management can enhance portfolio returns through opportunities arising from interest rate differentials between securities denominated in different currencies and/or changes in value between currencies. Moreover, the investment adviser believes active currency management can be employed as an overall portfolio risk management tool. For example, in its view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities and the market risks of investing in specific foreign markets can at times be reduced by currency strategies which may not involve the currency in which the foreign security is denominated.

Generally, the Fund's average maturity will be shorter when interest rates worldwide or in a particular country are expected to rise, and longer when interest rates are expected to fall. The Fund may use various techniques to shorten or lengthen the dollar-weighted average maturity of its portfolio, including transactions in futures and options on futures, interest rate swaps, caps, floors and short sales.

--------------------------------------------------------------------------------

Short-Term Bond Fund
--------------------------------------------------------------------------------

The Fund's investment adviser manages the Fund's portfolio in accordance with a multi-sector investment strategy, allocating the Fund's investments among different types of debt securities. MacKay-Shields conducts a continuing review of sector yields and other information derived from data bases which it maintains in managing fixed-income portfolios. Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the investment adviser in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. In seeking to achieve capital appreciation, as an integral component of total return, the Fund may use, among other research methods, historical yield spread analysis, economic analysis, fundamental credit analysis and technical (supply/demand) analysis.

The Fund may, to the extent permitted by law, invest in leveraged inverse floating rate debt instruments ("inverse floaters"). Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 10% limitation on investments in such securities.(See pg. 54, "Floating and Variable Rate Securities", for details.)

--------------------------------------------------------------------------------

Description of Investments and
Investment Practices
--------------------------------------------------------------------------------

For more information about the investments described in this section, please see the Statement of Additional Information.

--------------------------------------------------------------------------------
American Depositary Receipts ("ADRs")
--------------------------------------------------------------------------------

ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

--------------------------------------------------------------------------------

Arbitrage
--------------------------------------------------------------------------------

Each Fund may sell in one market a security which it owns and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Funds do not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Fund at the time of the transaction, thus eliminating any risk to the assets of a Fund.

--------------------------------------------------------------------------------
Banking Industry and Savings and Loan Obligations
--------------------------------------------------------------------------------

Each Fund may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and, with the exception of the Money Market Fund, in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. Each Fund may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. Each Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

--------------------------------------------------------------------------------

Borrowing
--------------------------------------------------------------------------------

Each Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). A Fund will repay any money borrowed from a bank in excess of 5% of its total assets prior to purchasing additional securities. In addition, each Fund may enter into reverse repurchase agreements subject to the restrictions set forth under "Repurchase Agreements and Reverse Repurchase Agreements."

--------------------------------------------------------------------------------
Brady Bonds
--------------------------------------------------------------------------------

The International Bond Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings. (For further information see "Brady Bonds" in the Statement of Additional Information.)

--------------------------------------------------------------------------------
Commercial Paper
--------------------------------------------------------------------------------

Each Fund may invest in commercial paper. Each Fund will invest in commercial paper only if rated at the time of investment Prime-1 by Moody's or A-1 by S&P, or, if not rated by Moody's or S&P, if the Fund's investment adviser determines that the commercial paper is of comparable quality. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. (See "Appendix A--Description of Securities Ratings".)

--------------------------------------------------------------------------------
Corporate Debt Securities
--------------------------------------------------------------------------------

A Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Fund. The rate of return or return of principal on some debt obligations may be linked to indexes or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies.

Corporate debt securities with a rating lower than BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. Should any individual bond held by a Fund, other than the International Bond Fund or International Equity Fund, fall below a rating of BBB by S&P or Baa by Moody's, the Fund's investment adviser will dispose of such bond as soon as reasonably practicable in light of then-existing market and tax considerations. (See "Appendix A--Description of Securities Ratings"). The International Bond Fund may invest up to 25%, and the International Equity Fund may invest less than 5%, of its net assets in debt securities which are rated below investment grade. (See pg. 57, "High Yield Securities ["Junk Bonds"]".)

--------------------------------------------------------------------------------

Firm and Standby Commitment Agreements and
When-Issued Securities
--------------------------------------------------------------------------------

New issues of certain debt securities are often offered on a when-issued basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm and standby commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities, and firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

--------------------------------------------------------------------------------

Floating and Variable Rate Securities and
Inverse Floaters
--------------------------------------------------------------------------------

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

Each Fund, other than the EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, and Value Equity Fund may, to the extent permitted by law, invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate.

The Bond Fund, International Bond Fund, International Equity Fund and Short-Term Bond Fund may, to the extent permitted by law, invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities.

--------------------------------------------------------------------------------
Foreign Currency Transactions
--------------------------------------------------------------------------------

Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Funds. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

Successful use of forward contracts depends on the investment adviser's skill in analyzing and predicting relative currency values. Forward contracts alter a Fund's exposure to currency exchange rate activity and could result in losses to the Fund if currencies do not perform as the investment adviser anticipates. A Fund may also incur significant costs when converting assets from one currency to another.

--------------------------------------------------------------------------------
Foreign Index-Linked Instruments
--------------------------------------------------------------------------------

As part of its investment program, and to maintain greater flexibility, the International Bond Fund and International Equity Fund may invest in instruments which have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries or the differential in interest rates between particular countries. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Funds' ability to invest in foreign index-linked instruments.

--------------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------------

All Funds may invest in foreign securities, although the Money Market Fund purchases only dollar denominated securities. Except for the Growth Equity Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund, the Funds' investment advisers place the Funds' investments only in developed countries. The Indexed Equity Fund will invest in foreign securities to the extent such securities are included in the stocks that comprise the Standard & Poor's 500 Index.

Many of the foreign securities in which the Funds invest will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. A Fund may, however, engage in foreign currency transactions (see "Foreign Currency Transactions") to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. Such foreign currency transactions may include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts. The Funds cannot assure that these techniques will necessarily be successful.

Foreign investing involves the possibility of expropriation, nationalization or confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions. In addition, the foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

The Growth Equity Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund may invest in emerging market countries, which presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments.

To different degrees, the Bond Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund and Short-Term Bond Fund are permitted to invest in debt securities or obligations of foreign governments, agencies, and supranational organizations ("Sovereign Debt"). Investments in Sovereign Debt can involve greater risks than investing in U.S. Government Securities. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of default.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the investment advisers intend to manage the Funds' portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

--------------------------------------------------------------------------------
Futures Contracts and Options on Futures
Contracts
--------------------------------------------------------------------------------

With the exception of the Money Market Fund, all Funds may enter into futures contracts and related options. An interest rate or stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. There are several risks associated with the use of futures and related options for hedging purposes. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the securities or currencies being hedged. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. Successful use of options on securities, options on stock or bond indices and warrants is subject to similar risk considerations.

--------------------------------------------------------------------------------
Government Securities
--------------------------------------------------------------------------------

Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discre-tionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

--------------------------------------------------------------------------------
High Yield Securities ("Junk Bonds")
--------------------------------------------------------------------------------

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade". There is more price volatility, more risk of losing your principal and interest, a greater possibility of the issuer going bankrupt, plus additional risks. These securities may, therefore, be considered speculative.

The International Bond Fund may invest up to 25% of its net assets in debt securities, including short-term instruments, which are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, deemed to be of equivalent quality by the investment adviser. The International Equity Fund may invest less than 5% of its net assets in short-term instruments rated below BBB by S&P or Baa by Moody's or, if not rated, deemed to be of equivalent quality by the investment adviser. The lower the ratings of such securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment grade characteristics. The Funds may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. (See "Appendix A--Description of Securities Ratings".)

Investors should be willing to accept the risks associated with investment in high yield/high risk securities. Investors should consider the following risks associated with high yield/high risk bonds before investing. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield/high risk bonds defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares.

The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events.

--------------------------------------------------------------------------------
Lending of Portfolio Securities
--------------------------------------------------------------------------------

A Fund may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income. The total market value of securities loaned will not at any time exceed one-third of the total assets of a Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's investment adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

--------------------------------------------------------------------------------
Loan Participation Interests
--------------------------------------------------------------------------------

In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

The principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender.

--------------------------------------------------------------------------------
Mortgage-Related and Other Asset-Backed
Securities
--------------------------------------------------------------------------------

The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of an investment adviser to forecast interest rates and other economic factors correctly. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

Mortgage Pass-Through Securities

Mortgage pass-through securities are securities representing interest in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs")

CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. REMICs are similar to CMOs and are fixed pools of mortgages with multiple classes of interests held by investors. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual interest in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each of the Funds limits its investment in CMO residuals to less than 5% of its net assets.

Other Mortgage-Related Securities

The Funds' investment advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, a Fund's investment adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

Other asset-backed securities (unrelated to mortgage loans) have been offered to investors, such as "CARs\\sm\\" ("Certificates for Automobile Receivables\\sm\\"). CARs\\sm\\ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs\\sm\\ are "passed-through" monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARs\\sm\\, if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. If consistent with its investment objective and policies, a Fund may invest in CARs\\sm\\ and in other asset-backed securities that may be developed in the future.

A Fund will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations (currently GNMA, FHLMC and FNMA), or (ii) rated Baa or better by Moody's or BBB by S&P or, if not rated, of comparable investment quality as determined by the Fund's investment adviser. In addition, if any such security is determined to be illiquid, a Fund will limit its investments in these and other illiquid instruments to not more than 10% of its net assets (15% in the case of the International Bond Fund and International Equity Fund).

--------------------------------------------------------------------------------
Municipal Bonds
--------------------------------------------------------------------------------

The Bond Fund and Short-Term Bond Fund may purchase municipal bonds which are debt obligations of state and local governments, agencies and authorities. Municipal bonds are issued to obtain funds for various public purposes. The other Funds may purchase municipal bonds for temporary defensive purposes.

--------------------------------------------------------------------------------
Options on Foreign Currencies
--------------------------------------------------------------------------------

A Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. A fund may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Fund's assets are or may be invested. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to a Fund's position, a Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

--------------------------------------------------------------------------------
Options on Securities and Options on Stock or
Bond Indices
--------------------------------------------------------------------------------

A put option is a short-term contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. A call option is a short-term contract which gives the purchaser the right to buy from the seller of the option the underlying security at a specified price during the term of the option. A call option on a stock or bond index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. A Fund will only write "covered" call options and "secured" put options. A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, the Fund will either own the underlying securities subject to the call, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the call written. A "secured" put option means generally that so long as a Fund is obligated as the writer of the put option, the Fund will maintain liquid assets with a value equal to the exercise price in a segregated account, or hold a put on the same underlying security at an equal or greater exercise price. Options in which the Funds may invest may be traded on exchanges and in the over-the-counter market.

Each Fund has undertaken to a state securities commission that it will not purchase a put, call, straddle or spread if, as a result, the amount of premiums paid for such positions would exceed 5% of the value of the Fund's net assets. The value of the underlying securities on which put options may be written by a Fund, except the International Bond and International Equity Fund, at any one time will not exceed 50% of the total assets of the Fund.

--------------------------------------------------------------------------------
Repurchase Agreements and
Reverse Repurchase Agreements
--------------------------------------------------------------------------------

Each Fund may enter into repurchase agreements, which entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. No Fund will invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Each Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of cash, U.S. government securities, foreign government securities provided they are of high liquidity and quality, or other high-grade debt obligations, maturing not later than the expiration of the reverse repurchase agreement, to cover its obligations under reverse repurchase agreements. Each Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases a Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

--------------------------------------------------------------------------------
Restricted Securities
--------------------------------------------------------------------------------

To the extent that they invest in restricted securities, the Funds may be exposed to additional risks. "Restricted" securities are those securities which have not been registered under the Securities Act of 1933. Because they are unregistered, only a limited number of investors are qualified to invest in such securities, which imposes the risk that a Fund investing in restricted securities may not be able to easily dispose of them. A Fund attempting to dispose of restricted securities may incur additional transaction costs in finding a or, in an extreme case, the cost of registering the security.

--------------------------------------------------------------------------------
Swap Agreements
--------------------------------------------------------------------------------

The International Bond Fund, International Equity Fund and Multi-Asset Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Indexed Bond Fund may enter into index and interest rate swap agreements, the EAFE Index Fund may enter into index and currency exchange rate swap agreements, and the Indexed Equity Fund may enter into index swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. An investment adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements, or to enter into swap agreements or could have tax consequences.

(See "Tax Information" in the Statement of Additional Information for information regarding the tax considerations relating to swap agreements.)

--------------------------------------------------------------------------------
Zero Coupon Bonds
--------------------------------------------------------------------------------

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year.

--------------------------------------------------------------------------------
Investment Restrictions
--------------------------------------------------------------------------------

The following restrictions, as well as the restrictions in the "Investment Restrictions" section in the Statement of Additional Information govern each Fund's investments. These investment restrictions may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940
Act) of that Fund. (See the "Investment Restrictions" section of the Statement of Additional Information for additional information on restrictions.)

Under these restrictions, a Fund may not:

1. invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

2. invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (this restriction is not applicable to the International Bond Fund);

3. invest in a security if, with respect to 75% of its assets, it would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. Government securities (this restriction is not applicable to the International Bond Fund);

4. (except for the International Bond Fund and the International Equity Fund) purchase securities on margin, except for use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures and options on futures;

5. borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing there is asset coverage of 300%, and (ii) enter into transactions in options, forward currency contracts, futures and options on futures as described in this Prospectus and in the Statement of Additional Information (the deposit of assets in escrow in connection with the writing of secured put and covered call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for future contracts and related options contracts will not be deemed to be pledges of a Fund's assets;

6. lend any funds or other assets, except that a Fund may, consistent with its investment objectives and policies: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission and any guidelines established by the Company's Directors;

7. (except for the International Bond Fund and the International Equity Fund) maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in this Prospectus and in the Statement of Additional Information for transactions in options, futures and options on futures; or

8. (except for the International Bond Fund and the International Equity Fund) make short sales of securities, except short sales against the box.

--------------------------------------------------------------------------------
Investment Advisers and Administrator
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Advisers
--------------------------------------------------------------------------------

As compensation for services, each Fund has agreed to pay its investment adviser a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at an annual rate according to the following schedule.


EAFE Index Fund.......................................................... 0.15%
Growth Equity Fund....................................................... 0.25%
Indexed Equity Fund...................................................... 0.10%
International Equity Fund................................................ 0.35%
Multi-Asset Fund......................................................... 0.15%
Value Equity Fund........................................................ 0.25%
Bond Fund................................................................ 0.20%
Indexed Bond Fund........................................................ 0.10%
International Bond Fund.................................................. 0.30%
Money Market Fund........................................................ 0.10%
Short-Term Bond Fund..................................................... 0.15%

--------------------------------------------------------------------------------
The Administrator
--------------------------------------------------------------------------------

New York Life serves as the Funds' administrator (the "Administrator") pursuant to an Administration Agreement, dated December 28, 1990, between the Company and New York Life. Under the Administration Agreement, the Administrator is responsible for the Company's business affairs, subject to the supervision of the Company's Directors. The Administrator, among other things, furnishes the Funds with office facilities, and is responsible for certain clerical, recordkeeping and bookkeeping services and for the financial and accounting records required to be maintained by the Funds, excluding those maintained by the Funds' custodians and transfer agent, dividend disbursing agent and shareholder servicing agent, except those as to which the Administrator has supervisory responsibilities, and other than those maintained by a Fund's investment adviser. Under the Administration Agreement, the Administrator may consult with or utilize the services of its subsidiary companies to assist the Administrator in carrying out its responsibilities to the Company.

In connection with its administration of the business affairs of the Funds, the Administrator bears the following expenses:

1. the salaries and expenses of all personnel of the Company and the Administrator, except the fees and expenses of

Directors not affiliated with the Administrator or the Funds' investment advisers; and

2. all expenses incurred by the Administrator in connection with administering the ordinary course of a Fund's business, other than those assumed by the Company.

As compensation for these services, each Fund has agreed to pay the Administrator a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at an annual rate according to the following schedule:


EAFE Index Fund............................................................ X%
Growth Equity Fund......................................................... X%
Indexed Equity Fund........................................................ X%
International Equity Fund.................................................. X%
Multi-Asset Fund........................................................... X%
Value Equity Fund.......................................................... X%
Bond Fund.................................................................. X%
Indexed Bond Fund.......................................................... X%
International Bond Fund.................................................... X%
Money Market Fund.......................................................... X%
Short-Term Bond Fund....................................................... X%

--------------------------------------------------------------------------------
Shareholder Services Plan
--------------------------------------------------------------------------------

The Company has adopted a Shareholder Services Plan with respect to the Institutional Service Class of each Fund. Under the terms of the Plan, each Fund is authorized to pay to New York Life, as compensation for service activities rendered by New York Life, its affiliates or independent third party service providers, to the shareholders of the Institutional Service Class of a Fund, a shareholder services fee at the rate of 0.25% on an annualized basis of the average daily net asset value of the Institutional Service Class of the Fund.

Service activities provided by New York Life, its affiliates or independent third party service providers to shareholders of the Institutional Service Class of a Fund may include receiving, aggregating, and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for transactions by shareholders; and performing similar account and administrative services. (For a more complete description of the Plan and its terms, see the Statement of Additional Information).

--------------------------------------------------------------------------------
Voluntary Expense Limitation
--------------------------------------------------------------------------------

The Administrator has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses and any expenses allocable to a specific class) ("Covered Expenses") of certain Funds to an annual rate, as set forth in the schedule below, of each Fund's average daily net assets until December 31, 1996 (December 31, 1997 for the EAFE Index Fund). The Funds listed below are subject to the following voluntary expense limitations:


EAFE Index Fund........................................................... X%*
Indexed Equity Fund....................................................... X%*
International Equity Fund................................................. X%*
Multi-Asset Fund.......................................................... X%*
Bond Fund................................................................. X%*
Indexed Bond Fund......................................................... X%*
International Bond Fund................................................... X%*
Money Market Fund......................................................... X%*
Short-Term Bond Fund...................................................... X%*

* Before allocable class-specific expenses. Accordingly, the expense limitation for the Institutional Service Class of shares will be higher by the amount of the service fee (0.25%).

" Class-specific" expenses include service fees payable with respect to the shares of the Institutional Service Class of a Fund and may include certain other expenses as permitted under applicable SEC and tax requirements and subject to review by the Board of Directors.

As long as these temporary expense limitations continue, they may lower the Funds' expenses and increase their respective yields. After December 31, 1996, (or December 31, 1997 for the EAFE Index Fund) the voluntary expense limitation may be terminated or revised at any time, at which time the Funds' expenses may increase and their respective yields may be reduced, depending on the total assets of each of the Funds. Thereafter, the Administrator will comply with any applicable state regulations which may require the Administrator to make reimbursements to a Fund in the event that the Fund's aggregate operating expenses, including the advisory fee and administrative fee, but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of specific applicable limitations.

--------------------------------------------------------------------------------
Portfolio Transactions
--------------------------------------------------------------------------------

Pursuant to each Fund's investment advisory agreement, a Fund's investment adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of a Fund, the Fund's investment adviser will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Fund's investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Funds' investment advisers. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of the clients served by the Fund's investment adviser is considered at or about the same time, transactions in such securities may be executed together and will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Funds and the clients by the Fund's investment adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Fund's investment adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. (See "Financial Highlights" for the portfolio turnover rates of the Funds.)

The turnover rate for a Fund will vary from year to year and, depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may result in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends
               --------------
(ordinary income) in their hands.

Moreover, certain requirements that must be satisfied in order for the Fund to qualify as a regulated investment company for Federal income tax purposes may limit the extent to which the Fund can sell securities held for less than three months. (See "Tax Information" in the Statement of Additional Information).

--------------------------------------------------------------------------------
Performance and Yield Information
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
General
--------------------------------------------------------------------------------

The Company may, from time to time, include the yield and effective yield of its Money Market Fund, the yield of the remaining Funds or classes, and the total return of all Funds or classes in advertisements, sales literature or reports to shareholders or prospective investors. Due to the deduction of the shareholder service fee, performance of the Institutional Service Class of each Fund will be lower than the performance of the Institutional Class of the Fund.

Quotations of average annual total return for any Fund or class will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund or class over a period of one year (or if less, up to the life of the Fund), will reflect the deduction of a proportional share of Fund or class expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods.

--------------------------------------------------------------------------------
Money Market Fund
--------------------------------------------------------------------------------

Current yield for the Money Market Fund will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on investment). "Effective yield" for the Money Market Fund is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings on reinvested dividends.

--------------------------------------------------------------------------------
Other Funds
--------------------------------------------------------------------------------

For the remaining Funds, any quotations of yield will be based on all investment income per share earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

--------------------------------------------------------------------------------
Appendix A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of Securities Ratings
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Moody's Investors Service, Inc.
--------------------------------------------------------------------------------

Corporate and Municipal Bond Ratings

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Designations Applicable to Municipal Bond Ratings

In its municipal bond rating system, Moody's designates those bonds within the Aa, A, Baa, Ba and B categories that it believes possess the strongest credit attributes with the symbols Aa1, A1, Baa1, Ba1 and B1.

Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

Municipal Short-Term Loan Ratings

Issues or the features associated with MIG, VMIG or SQ ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SQ: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


--------------------------------------------------------------------------------
Standard & Poor's Corporation
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Corporate and Municipal Debt Ratings
--------------------------------------------------------------------------------

Investment grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Note Rating Definitions

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Commercial Paper Rating Definitions

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security in as much as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

              No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Company or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.




           [LOGO OF MAINSTAY INSTITUTIONAL FUNDS INC. APPEARS HERE]

                       MAINSTAY INSTITUTIONAL FUNDS INC.
                               51 Madison Avenue
                            New York, New York 10010



                      STATEMENT OF ADDITIONAL INFORMATION

                               Date:  May 1, 1996

     MainStay Institutional Funds Inc. (the "Company") is an open-end management investment company currently consisting of eleven separate investment portfolios: Bond Fund, EAFE Index Fund, Growth Equity Fund, Indexed Bond Fund, Indexed Equity Fund, International Bond Fund, International Equity Fund, Money Market Fund, Multi-Asset Fund, Short-Term Bond Fund, and Value Equity Fund (individually or collectively referred to as a "Fund" or the "Funds").

     This Statement of Additional Information supplements the information contained in the Company's Prospectus dated May 1, 1996, and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to MainStay Institutional Funds Inc., P.O. Box 461, Parsippany, New Jersey 07054-0461, or by calling 1-800-695-2126. This Statement of Additional Information, although not in itself a prospectus, is incorporated in its entirety by reference in and is made a part of the Prospectus.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Company or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES .......................................  1
     Arbitrage ...........................................................  1

     Borrowing ...........................................................  1
     Repurchase Agreements ...............................................  2
     Lending of Portfolio Securities .....................................  2
     Municipal Bonds .....................................................  3
     Banking Industry and Savings and Loan Industry
          Obligations ....................................................  3
     Floating and Variable Rate Securities ...............................  4
     Foreign Securities ..................................................  5
     When-Issued and Firm or Standby Commitment Agreements................  5
     Mortgage-Related and Other Asset-Backed Securities ..................  6
     Brady Bonds ......................................................... 13
     Loan Participation Interests ........................................ 14
     Options on Securities ............................................... 16
     Options on Foreign Currencies ....................................... 20
     Futures Transactions ................................................ 21
     Swap Agreements ..................................................... 31
     Forward Foreign Currency Contracts .................................. 33
     Foreign Index-Linked Instruments .................................... 36
     Warrants ............................................................ 37
     Short Sales Against the Box ......................................... 37
     High Yield/High Risk Securities ..................................... 37

INVESTMENT RESTRICTIONS .................................................. 38

MANAGEMENT OF THE COMPANY ................................................ 42
     Directors and Officers .............................................. 42
     Compensation Table .................................................. 44
     Investment Advisers ................................................. 45
     The Administrator ................................................... 46
     Distributor ......................................................... 49
     Service Fees ........................................................ 50

PURCHASES AND REDEMPTIONS ................................................ 51

PORTFOLIO TRANSACTIONS AND BROKERAGE ..................................... 51

NET ASSET VALUE .......................................................... 54

TAX INFORMATION .......................................................... 56

PERFORMANCE INFORMATION .................................................. 66

OTHER INFORMATION ........................................................ 70
     Capitalization ...................................................... 70
     Effective Maturity .................................................. 70
     Beneficial Ownership of the Funds ................................... 70
     Code of Ethics ...................................................... 73
     Independent Accountants ............................................. 73

     Legal Counsel ....................................................... 73
     Financial Statements ................................................ 73
     Registration Statement .............................................. 73

                       INVESTMENT OBJECTIVES AND POLICIES

     The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies the Funds may utilize, and certain risks involved with those investments, policies and strategies.


Arbitrage

     Each Fund may sell in one market a security which it owns and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Funds do not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Fund at the time of the transaction, thus eliminating any risk to the assets of a Fund. Such transactions, which involve costs to a Fund, may be limited by the requirements imposed on each Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has undertaken to a state securities commission that it will not engage in any arbitrage transactions, if as a result thereof, the aggregate amount invested in such transactions would exceed 5% of the Fund's net assets.

Borrowing

     A Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. This borrowing may be unsecured. The Investment Company Act of 1940, as amended (the "1940 Act") requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company for Federal tax purposes. To avoid the potential leveraging effects of a Fund's borrowings, a Fund will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased.
A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Repurchase Agreements

     The Funds may enter into domestic or foreign repurchase agreements with certain sellers deemed to be creditworthy pursuant to guidelines adopted by the Directors. A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases securities (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by the Fund's Custodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or
decline in price of the Obligation.   The Advisers seek to minimize the risk of
loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.


Lending of Portfolio Securities

     Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash, letters of credit, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by an Adviser to be of good standing, and when, in the judgment of an Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If an Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of the lending Fund.


Municipal Bonds

     Municipal bond are debt obligations of state and local governments, agencies and authorities, which are issued to obtain funds for various public purposes. Two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise or specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately operated facilities and are, in most cases, revenue bonds which do not generally carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or any property pledged as security).


Banking Industry and Savings and Loan Industry Obligations

     Certificates of deposit are receipts from a bank or savings and loan association ("S&L"), for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. Each Fund may not invest in time deposit maturing in more than seven days which are subject to withdrawal penalties.
Each Fund will limit it investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

     Each Fund will not invest in any obligation of a domestic or foreign bank unless (i) the bank has capital, surplus, and individual profits (as of the date of the most recently published financial statements) in excess of $100 million, or the equivalent in other currencies, and (ii) in the case of a U.S. bank, its deposits are insured by the Federal Deposit Insurance Corporation. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Floating and Variable Rate Securities

     Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.

     The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Fund's limitation on investments in such securities.

Foreign Securities

     The EAFE Index Fund, International Bond Fund and International Equity Fund will, and the Bond Fund, Growth Equity Fund, Indexed Bond Fund, Multi-Asset Fund, Short-Term Bond Fund and Value Equity Fund may, invest in securities of foreign issuers. The Money Market Fund may purchase U.S. dollar-denominated securities of foreign issuers. The Indexed Equity Fund will invest in foreign securities to the extent such securities are included in the stocks that comprise the Standard & Poor's 500 Index. The International Bond Fund and International Equity Fund may invest, without limit, subject to the other investment policies applicable to the Fund, in U.S. dollar-denominated and non-dollar denominated foreign debt securities and in certificates of deposit issued by foreign banks and foreign branches of United States banks, to any extent deemed appropriate by MacKay-Shields.

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and lower liquidity, the possible imposition of withholding, confiscatory and other taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, changes in currency exchange rates and currency exchange control regulations, expropriation, or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank. Further, to the extent investments in foreign securities are denominated in currencies of foreign countries, a Fund may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations and may incur costs in connection with conversion between currencies. See "Tell Me the Details -- Foreign Securities" in the Prospectus for additional information.

When-Issued and Firm or Standby Commitment Agreements

     Each Fund, as specified for the Fund in the Prospectus, may from time to time purchase securities on a "when-issued" or "firm commitment" or "standby commitment" basis. Debt securities are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued, or firm or standby commitment securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the Company's intention that each

Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued, or firm or standby commitment securities may be sold prior to the settlement date, the Company intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

     At the time the Company makes the commitment on behalf of a Fund to purchase a security on a when-issued, or firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued, or firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Directors do not believe that a Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued or firm commitment basis. Each Fund will establish a segregated account in which it will maintain liquid assets, such as cash and U.S. Government securities or other high-grade debt obligations at least equal in value to any commitments to purchase securities on a when-issued, firm, or standby commitment basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Mortgage-Related and Other Asset-Backed Securities

     Mortgage Pass-Through Securities.  Interests in pools of mortgage-related
     --------------------------------
securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages.

     Government-related guarantors (i.e., not backed by the full faith and
                                    ----
credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government
                             ----
agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("Pcs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Pcs are not backed by the full faith and credit of the U.S. Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.
Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the opinion of the Fund's investment adviser are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid (15% in the case of the International Bond or International Equity Funds).

     Collateralized Mortgage Obligations ("CMOs").  A CMO is a hybrid between a
     --------------------------------------------
mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages
                     --------
according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.



     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering
        ----
are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC Collateralized Mortgage Obligations.  FHLMC CMOs are debt obligations
     -----------------------------------------
of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Pcs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of Federal Housing Administration ("FHA") prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC Pcs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Other Mortgage-Related Securities.  The Funds' investment advisers expect
     ---------------------------------
that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, a Fund's investment adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     CMO Residuals.  CMO residuals are derivative mortgage securities issued by
     -------------
agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a portfolio may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities.  Stripped mortgage-backed securities
     -----------------------------------
("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Risks Associated with Mortgage-Backed Securities.  Like other fixed income
     ------------------------------------------------
securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly. If an Adviser incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

     Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

     Other Asset-Backed Securities.  The Funds' investment advisers expect that
     -----------------------------
other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile
Receivables(SM) ("CARS(SM)"). CARS(SM)represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of

Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objective and policies, a Fund's investment adviser also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

Brady Bonds

     The International Bond Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. Government securities. Brady Plan debt restructurings have been implemented in several countries, including in Argentina, Bulgaria, Costa Rica, the Dominican Republic, Jordan, Mexico, Nigeria, the Philippines, Uruguay, and Venezuela, (collectively, the "Brady countries"). In addition, Brazil has concluded a Brady-like plan. Ecuador has reached an agreement with its lending banks, but the full consummation of Ecuador's Brady Plan is still pending. It is expected that other countries will undertake a Brady Plan in the future, including Panama, Peru, and Poland.

     Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Loan Participation Interests

     A Fund's investment in loan participation interests may take the form of participation interests in, assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, a Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, a Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan. A Fund also may purchase a Participation Interest in a portion of the rights of a lender in a corporate loan. In such a case, the Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Fund must rely on the lending institution for that purpose. A Fund will not act as an agent bank, a guarantor or sole negotiator or a structure with respect to a corporate loan.

     In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Company. A Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank monitors the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement a Fund has direct recourse against the borrower (which is unlikely), the Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given broad discretion in enforcing the corporate loan agreement, and is obligated to use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

     A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of a Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

     When a Fund acts as co-lender in connection with a participation interest or when a Fund acquires a participation interest the terms of which provide that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring participation interests a Fund will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meets the Fund's qualitative standards. There is a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When a Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund's portfolio. The Funds consider loan participation interests not subject to puts to be illiquid.

Options on Securities

     Writing Call Options.  Each Fund, as specified for that Fund in the
     --------------------
Prospectus, may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by a Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and the writer of the option--in return for a premium received--the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Fund in cash or high grade liquid debt securities in a segregated account with its custodian.

     A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Fund, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

     A Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a "closing purchase transaction"-- the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When a security is to be sold from the Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security.

     A closing purchase transaction may be made only on a national or foreign securities exchange (an "Exchange") which provides a secondary market for an option with the same exercise price and expiration date. There is no assurance that a liquid secondary market on an Exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange or otherwise may exist. If a Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option.

     Each Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call and put option writing transactions be covered, the International Bond Fund and International Equity Fund may, to the extent determined appropriate by the Adviser, engage without limitation in the writing of options on their portfolio securities.

     Writing Put Options.  Each Fund, as specified for the Fund in the
     -------------------
Prospectus, may also write covered put options. A put option written by the Fund is "covered" if the Fund maintains cash or cash equivalents (high quality liquid debt securities) with a value equal to the exercise price in a segregated account with its custodian. A put option is also "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Fund in cash or high grade liquid debt securities in a segregated account with its custodian.

     The premium which the Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

     The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

     In addition, the Funds, as specified for the Fund in the Prospectus, may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Funds may write covered call options and enter into so-called

"straddle" transactions involving put or call options may be limited by the requirements of the Code for qualification as a regulated investment company and the Company's intention that each Fund qualify as such.

     Purchasing Options.  Each Fund, as specified for the Fund in the
     ------------------
Prospectus, may purchase put or call options which are traded on an Exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an Exchange. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Funds will engage in such transactions only with firms of sufficient creditworthiness so as to minimize these risks.

     The Funds may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable a Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security.

     The Funds may also purchase call options on securities the Funds intend to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. In order to terminate an option position, the Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

     Special Risks Associated With Options On Securities.  There can be no
     ---------------------------------------------------
assurance that viable markets will develop or continue in the United States or abroad for options on securities. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security. Each Fund has undertaken to a state securities commission that it will not purchase a put, call, straddle or spread if, as a result, the amount of premiums paid for such positions would exceed 5% of the value of the Fund's net assets.

Options on Foreign Currencies

     Each Fund, as specified for the Fund in the Prospectus, may purchase and write options on foreign currencies for hedging purposes in a manner similar to that of the Fund's transactions in currency futures contracts or forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund's securities denominated in that currency.

     Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit a Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

     A Fund, as specified for the Fund in the Prospectus, may also write options on foreign currencies for hedging purposes. For example, if a Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by the Fund.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

     A call option written on foreign currency by a Fund is "covered" if that Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the amount of the difference is maintained by a Fund in cash and liquid high grade debt securities in a segregated account with its custodian.

     Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter. Exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option.

Futures Transactions

     Each Fund, as specified for the Fund in the Prospectus, may purchase and sell futures contracts on securities, interest rates, foreign currency and on indexes of securities, to hedge against anticipated changes in interest rates and other economic factors that might otherwise have an adverse effect upon the value of a Fund's portfolio securities. Each of such Funds may also enter into such futures contracts in order to lengthen or shorten the average maturity or duration of the Fund's portfolio. For example, a Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of a Fund's portfolio of fixed-income securities. A Fund may purchase and sell stock index futures to hedge its securities portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security).

     The Funds, as specified for the Fund in the Prospectus, may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of their portfolios. In addition, each Fund, as specified for the Fund in the Prospectus, may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Each of the Funds, as specified for the Fund in the Prospectus, may also purchase and write put and call options on futures contracts of the type into which such Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges as long as trading on the aforesaid foreign futures exchanges does not subject a Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges.

     A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts), for a set price in a future month. In the United States, futures contracts are traded on boards of trade which have been designated "contract markets" by the CFTC. Futures contracts trade on these markets through an "open outcry" auction on the exchange floor. Currently, there are futures contracts based on a variety of instruments, indexes and currencies.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Futures on Debt Securities.  A futures contract on a debt security is a
     --------------------------
binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Directors to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Directors.

     Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Fund's portfolio.

     The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

     Securities Index Futures.  A securities index futures contract does not
     ------------------------
require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

     Stock index futures may be used to hedge a Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. Similarly, the Funds, as specified for the Fund in the Prospectus, may enter into futures on debt securities indexes to the extent they have debt securities in their portfolios. By establishing an appropriate "short" position in securities index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund, as specified for the Fund in the Prospectus, may also purchase futures on debt securities or indexes as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's debt portfolio.

     Currency Futures.  A sale of a currency futures contract creates an
     ----------------
obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. A Fund, as specified for the Fund in the Prospectus, may sell a currency futures contract if an Adviser anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Fund's securities denominated in such currency. If an Adviser anticipates that exchange rates will rise, the Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by a Fund, the Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date.
If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Fund, the Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

     A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of a Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that an Adviser could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

     Options on Futures.  For bona fide hedging and other appropriate risk
     ------------------
management purposes, the Funds, as specified for the Fund in the Prospectus, also may purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

     Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     Options on futures contracts can be used by a Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

     The purchase of put options on futures contracts is a means of hedging a Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested or of lengthening the average maturity or duration of a Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

     In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

     If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities or the currencies in which such securities are denominated.

     The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

     While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

     Limitations on Purchase and Sale of Futures Contracts and Options on
     --------------------------------------------------------------------
Futures Contracts.  A Fund will only enter into futures contracts or related
-----------------
options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. In general, the Funds will engage in transactions in futures contracts and related options only for bona fide hedging and other appropriate risk management purposes, and not for speculation. The Funds will not enter into futures contracts for which the aggregate contract amounts exceed 100% of the Fund's net assets. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract of futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high quality liquid debt securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures or futures options. See "Tax Information."

     Risks Associated with Futures and Futures Options.  There are several risks
     -------------------------------------------------
associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on
     ------------------------------------------------------------------------
Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon.
------------------------------------------------------------------------------
Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements

     The International Bond Fund, International Equity Fund and Multi-Asset Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes.
The EAFE Index Fund may enter into index and currency exchange rate swap agreements, the Indexed Bond Fund may enter into interest rate and index swap agreements and the Indexed Equity Fund may enter into index swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e.,
                                                                        ----
the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net" basis. Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. The International Bond Fund and International Equity Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets. The EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and Multi-Asset Fund may enter into swap agreements only to the extent that obligations under such agreements represent not more than 10% of the Fund's total assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission ("CFTC") effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Forward Foreign Currency Contracts

     A forward foreign currency contract (a "forward contract") is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

     While a Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

     A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

     A Fund will hold cash, cash items or U.S. Government securities and other liquid assets in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.

     Normally, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, each Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of a Fund will be served. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although a Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge."

     When an Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position hedge") will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform similarly to the hedged currency, when exchange rates between the two currencies are sufficiently correlated ("proxy hedge"). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position hedges" (including "proxy hedges"), a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a proxy hedge).

     Finally, a Fund may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform better relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

     At the consummation of the forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     A Fund's dealing in forward contracts will be limited to the transactions described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by an Adviser. A Fund generally will not enter into a forward contract with a term of greater than one year.

     In cases other than transactions which constitute "transaction hedges" or "position hedges" (including "proxy hedges"), a Fund will place cash not available for investment or liquid high grade debt securities (denominated in U.S. or foreign currency) in a separate account in an amount equal to the value of a Fund's total assets committed to the consummation of forward currency exchange contracts entered into as a hedge against a substantial decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account by the Fund on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     It should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

     A Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Foreign Index-Linked Instruments

     As part of its investment program, and to maintain greater flexibility, the International Bond Fund and International Equity Fund may invest in instruments which have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. For example, a Fund may, subject to compliance with its respective limitations applicable to its investment in debt securities, invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest components to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Funds' ability to invest in foreign index-linked instruments.

Warrants

     With the exception of the International Bond Fund and International Equity Fund, a Fund's investments in warrants (not including those that have been acquired in units or attached to other securities) will be limited to no more than 5% of its net assets measured at the time of the acquisition. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. The International Bond Fund and International Equity Fund may not invest more than 5% of the Fund's net assets, nor exceed 2% of assets if a warrant's underlying securities are not traded on a principal domestic or foreign exchange.

     The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant.

Short Sales Against the Box

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. A short sale "against the box" is a short sale where, at the time of the short sale, a Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Fund may enter into such a transaction for, among other reasons, deferring recognition of a gain or loss for Federal income tax purposes on the security owned by the Fund. Short sales "against the box" will be limited to no more than 5% of a Fund's net assets.

High Yield/High Risk Securities

     High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

     Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on the International Bond Fund's net asset value and investment practices. In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts which have accrued each year are required to be distributed to shareholders and, such amounts will be taxable to shareholders. Therefore, the Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratios and decrease its rate of return.

                            INVESTMENT RESTRICTIONS

     The Funds' investment objectives, and investment restrictions set forth in the Prospectus under "Investment Restrictions," and below, are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund
                       ----
without a majority vote of the outstanding shares of that Fund. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this Statement of Additional Information, all other investment policies and practices described may be changed by the Board of Directors without the approval of shareholders.

     Unless otherwise indicated, all of the percentage limitations below, and in the fundamental investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

     In addition to the fundamental restrictions set forth in the Prospectus, each Fund has adopted a fundamental restriction that it may not:

     (1) purchase or sell real estate, including real estate limited partnership interests (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

     (2) purchase or sell commodities, commodities contracts, or oil, gas or mineral programs or interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor those programs), except that, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information (i) a Fund may enter into futures contracts and options on futures contracts; (ii) a Fund may enter into forward foreign currency contracts and foreign currency options; and (iii) the International Bond Fund and International Equity Fund may purchase or sell currencies on a spot or forward basis and may enter into futures contracts on securities, currencies or on indexes of such securities or currencies, or any other financial instruments, and may purchase and sell options on such futures contracts; or

     (3) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws;

                            ADDITIONAL RESTRICTIONS

     Each Fund has adopted the following additional restrictions which are not fundamental and which may be changed without stockholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

     Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

     Under these restrictions, a Fund may not:

     (1) purchase or retain securities of any issuer if, to the knowledge of the Fund, any of the Directors or Officers of the Company, or any of the directors or officers of any of the Funds' investment advisers, individually own more than 1/2 of 1% of the outstanding securities of the issuer and together own beneficially more than 5% of such issuer's securities;

     (2) invest more than 5% of the value of its total assets in securities of issuers (other than issuers of Federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years;

     (3) (except for the International Bond Fund and International Equity Fund) purchase puts, calls, straddles, spreads and any combination thereof if, as a result, the value of its aggregate investment in such classes of securities would exceed 5% of its total assets;

     (4) purchase securities that may not be sold without first being registered under the Securities Act of 1933, as amended ("restricted securities") other than Rule 144A securities determined to be liquid pursuant to guidelines adopted by the Company's Board of Directors; enter into repurchase agreements having a duration of more than seven days; purchase loan participation interests that are not subject to puts; purchase instruments lacking readily available market quotations ("illiquid instruments"); or purchase or sell over-the-counter options, if as a result of the purchase or sale, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than seven days, loan participation interests that are not subject to puts, illiquid instruments, and over-the-counter options purchased by the Fund and the assets used as cover for over-the-counter options written by the Fund exceed 10% of the Fund's net assets (15% of net assets in the case of the International Bond Fund and International Equity
Fund);

     (5) purchase securities of an investment company, except (i) in connection with a merger, consolidation, reorganization or acquisition of assets, or (ii) to the extent permitted by the 1940 Act and then only securities of money market funds (where the Fund's investment adviser undertakes to forego the fees they would otherwise receive on the assets so invested and where there is no commission or profit to a sponsor or dealer other than the customary broker's commission that may result from such purchase) or securities of closed-end investment company (where there is no commission or profit to a sponsor or dealer other than the customary broker's commission that may result from such purchase) as permitted under applicable state securities law; provided, however, that foreign banks or their agencies or subsidiaries and foreign insurance companies are not considered investment companies for the purposes of this limitation as permitted by the 1940 Act;

     (6)  invest in other companies for the purpose of exercising control;

     (7) the International Bond Fund and International Equity Fund may not sell securities short, except for covered short sales or unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures and forward contracts are deemed not to constitute short sales of securities;

     (8) the International Bond Fund and International Equity Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin;

     (9) the International Bond Fund and International Equity Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included within that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions; or

     (10) the International Bond Fund and International Equity Fund may not acquire or retain the securities of any other investment company if, as a result, more than 3% of such investment company's outstanding shares would be held by the Fund, more than 5% of the value of the Fund's total assets would be invested in shares of such investment company or more than 10% of the value of the Fund's assets would be invested in shares of investment companies in the aggregate, except in connection with a merger, consolidation, acquisition, or reorganization.

     A Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares in certain states. Should a Fund determine that any commitment is no longer in the best interests of the Fund's shareholders, the Fund will revoke the commitment by terminating the sale of shares in the relevant state.

                           MANAGEMENT OF THE COMPANY

Directors and Officers

     The Directors and officers of the Company, their addresses, ages and their principal occupations during the past five years are as follows:

       Name,                Position(s) with                                 Principal Occupation(s)
  Address and Age             the Company                                      During Past 5 Years
  ---------------           -----------------                                -----------------------
Alice T. Kane, 48            Director and             Executive Vice President, New York Life Insurance Company, 1992 to present;
51 Madison Avenue            Chairperson of the       General Counsel, New York Life Insurance Company, 1992 to 1995; Senior Vice
New York, NY 10010           Board of Directors*      President and General Counsel, New York Life Insurance Company, 1986 to 1992;
                                                      Corporate Secretary, New York Life Insurance Company, 1989-1994; Vice
                                                      President and General Counsel, New York Life Insurance Company, 1985 to 1986;
                                                      Trustee and Chairperson, The MainStay Funds, 1994 to present; Director, New
                                                      York Life Foundation, 1992 to 1995; Director, New York Life International
                                                      Investment Inc., 1988 to present; Director, NYLIFE Inc., 1990 to present; Vice
                                                      President, NYLIFE Inc., 1989 to present; and Secretary, NYLIFE Inc., 1989 to
                                                      1994; Director, MacKay-Shields Financial Corporation, 1994 to present;
                                                      Director, NYL Benefit Services Company, Inc., (pension consultant and third party administrator), 1994 to present; Director, NYLIFE Securities Inc., 1994 to present; Director, Eagle Strategies Corp. (broker-dealer and registered investment adviser), 1994 to present; Director, NYLIFE Distributors Inc., 1994 to present; Director, Greystone Realty Corporation, 1994 to present; Director,
                                                      Monitor Capital Advisors, Inc., 1994 to present; Director, Quorum Capital
                                                      Management Limited, 1995 to present; Director, Sanus Corp. Health Systems;
                                                      1984 to November 1995; Director, NYLCare Health Plans, Inc. (formerly Sanus
                                                      Corp. Health Systems); November 1995 to present; Director, NYL Trust Company,
                                                      (a limited purpose trust company), 1995 to present; Member, Board of Governors of the National Association of Securities Dealers, Inc., 1994 to present;
                                                      Member, American Council of Life Insurance Deputies Solvency Oversight
                                                      Committee, 1991 to 1995; Board of Governors, Association of Life Insurance
                                                      Counsel, 1992 to present.

       Name,                Position(s) with                                 Principal Occupation(s)
  Address and Age             the Company                                      During Past 5 Years
  ---------------           -----------------                                -----------------------
Patrick G. Boyle, 42         Director*                Senior Vice President, Pension Department, New York Life Insurance Company,
51 Madison Avenue                                     1991 to present; Vice President, Pension Department, New York Life Insurance
New York, NY 10010                                    Company, 1988-1991; Pension Vice President, Pension Department, New York Life
                                                      Insurance Company, 1986-1988; Assistant Vice President, Pension Department,
                                                      New York Life Insurance Company, 1985-1986; Director, NYLIFE Distributors
                                                      Inc., 1993 to present; Director, Monitor Capital Advisors, Inc., 1991 to present; Director, NYL Trust Company, 1995 to present; Director, Quorum
                                                      Capital Management Limited, 1994 to present; Member, American Council of Life
                                                      Insurance Pension Committee, 1992 to present.

Lawrence Glacken, 68         Director                 Retired, 1987 to present; Vice President, Investment Banking, The First
353 Canterbury Drive                                  Boston Corporation, 1964-1987.
Ramsey, NJ  07446

Robert P. Mulhearn, 49       Director                 Private Investor, 1987 to present; Managing Director, Morgan Stanley,
1200 East Ridgewood Ave.                              1979-1987.
Ridgewood, NJ  07450

Susan B. Kerley, 44          Director                 President, Global Research Associates, 1990 to present; Manager, Special
P.O. 9572                                             Investments, Rockefeller & Co., 1988-1990; Director of Research, Rogers,
New Haven, CT 06535                                   Casey and Barksdale, 1983-1988.

Linda M. Livornese, 44       President                Vice President, Pension Department, New York Life Insurance Company, 1990
51 Madison Avenue                                     to present; Pension Vice President, Pension Department, New York Life
New York, NY  10010                                   Insurance Company,  1988-1990; Assistant Vice President, Pension Department,
                                                      New York Life Insurance Company, 1986-1988.

Jefferson C. Boyce, 39       Senior Vice President    Senior Vice President, New York Life Insurance Company, 1994 to present;
51 Madison Avenue                                     Senior Vice President, The MainStay Funds, 1995 to present; Chief
New York, NY  10010                                   Administrative Officer for Pension, Mutual Funds, Structured
                                                      Finance, Corporate Quality, Human Resources and Employees' Health Departments,
                                                      New York Life Insurance Company, 1992 to present; Vice President, Pension
                                                      Department, New York Life Insurance Company, 1989 to 1992; Pension Vice
                                                      President, New York Life Insurance Company, 1988 to 1989; Assistant Vice
                                                      President, Pension Department, New York Life Insurance Company, 1986 to 1988.

Richard A. Topp, 50          Vice President           Director, President and Chief Executive Officer, NYLIFE Securities Inc.,
51 Madison Avenue                                     1989 to present; Director, President and Chief Executive Officer, NYLIFE
New York, NY 10010                                    Distributors Inc., 1993 to present; Director, President and Chief Executive
                                                      Officer, Eagle Strategies Corp., 1992 to present; Vice President, New York
                                                      Life Insurance Company, 1989 to present; Vice President, The MainStay Funds,
                                                      1989 to present; Vice President, Mutual Life Insurance Company of New York,
                                                      1987- 1989; President, MONY Securities Corp., 1981-1987.

       Name,                Position(s) with                                 Principal Occupation(s)
  Address and Age             the Company                                      During Past 5 Years
  ---------------           -----------------                                -----------------------
Robert Fenster, 46           Vice President           Vice President, Pension Department, New York Life Insurance Company, 1988
51 Madison Avenue                                     to present; Director NYL Trust Company, 1995 to present.
New York, NY  10010

Michael J. Harrington, 46    Vice President           Vice President, Pension Department, New York Life Insurance Company, 1989
51 Madison Avenue                                     to present.
New York, NY  10010

Richard Zuccaro, 46          Tax Vice President       Vice President, New York Life Insurance Company, 1995 to present; Tax Vice
51 Madison Avenue                                     President, The MainStay Funds, 1991 to present; Corporate Vice President-Tax,
New York, NY 10010                                    New York Life Insurance Company, 1988-1995.

Anthony W. Polis, 52         Treasurer (Principal     Vice President, New York Life Insurance Company, 1988 to present; Director,
51 Madison Avenue            Financial and            Vice President and Chief Financial Officer, NYLIFE Securities  Inc., 1988 to
New York, NY 10010           Accounting Officer)      present; Vice President and Chief Financial Officer, NYLIFE Distributors
                                                      Inc., 1993 to present; Vice President and Chief Financial Officer, The
                                                      MainStay Funds, 1990 to present; Treasurer, New York Life MFA Series Fund,
                                                      Inc., 1993 to present; Assistant Treasurer, New York Life MFA Series Fund,
                                                      1992 to 1993; Vice President and Treasurer, Eclipse Financial Asset Trust,
                                                      1992 to present; Vice President, Drexel Burnham Lambert Incorporated, DBL Tax-
                                                      Free Fund Inc., DBL Cash Fund Inc., The Drexel Burnham Fund, Drexel Series
                                                      Trust, Fenimore International Fund Inc., BT Investment Trust and BT Tax Free
                                                      Investment Trust, 1983 to 1988; Assistant Treasurer, Drexel Bond-Debenture
                                                      Trading Fund, 1983-1988.

A. Thomas Smith III, 39      Secretary                Assistant General Counsel, New York Life Insurance Company, 1994 to present;
51 Madison Avenue                                     Secretary, The MainStay Funds, New York Life MFA Series Fund, Inc., New York
New York, NY  10010                                   Life Fund Inc., and Eclipse Financial Asset Trust, 1994 to present; Assistant
                                                      General Counsel, Dreyfus Corporation, 1991-1993; Senior Associate, Willkie,
                                                      Farr & Gallagher, 1989-1991; Staff Attorney, Chief Counsel's Office, U.S.
                                                      Securities and Exchange Commission, Division of Investment Management, 1986-
                                                      1988.

* Mr. Boyle and Ms. Kane are Directors who are "interested persons" of the Company as that term is defined in the 1940 Act.

Compensation Table

     The following table sets forth information regarding compensation received by the Directors of the Company for the year ended December 31, 1995.

                                                                                        Total
                                                Pension or                           Compensation
                                                Retirement                         from Company and
                               Aggregate     Benefits Accrued   Estimated Annual     Fund Complex
                             Compensation       as Part of       Benefits Upon         Paid to
Name and Position            from Company/1/ Company Expenses      Retirement         Directors
-----------------            -------------   ----------------   ----------------    ---------------

Alice T. Kane                      0                0                   0                  0
Director and Chairperson

Patrick G. Boyle                   0                0                   0                  0
Director

Lawrence Glacken             $ ______               0                   0              $ ______
Director

Robert P. Mulhearn           $ ______               0                   0              $ ______
Director

Susan B. Kerley              $ ______               0                   0              $ ______
Director


/1/ Directors, other than those affiliated with New York Life, MacKay-Shields, Monitor Capital or NYLIFE Distributors, are paid an annual fee of $16,000 and $750 for each Directors meeting attended plus reimbursement for travel and out-of-pocket expenses.


Investment Advisers

     MacKay-Shields Financial Corporation ("MacKay-Shields") serves as the investment adviser to the Bond Fund, the Growth Equity Fund, the Short-Term Bond Fund and the Value Equity Fund pursuant to a Master Investment Advisory Agreement, dated December 28, 1990, between the Company and MacKay-Shields, and to the International Bond and International Equity Funds pursuant to a supplement thereto dated December 6, 1994. New York Life Insurance Company ("New York Life") serves as the investment adviser to the Money Market Fund pursuant to a Master Investment Advisory Agreement, dated December 28, 1990, between the Company and New York Life. Monitor Capital Advisors Inc. ("Monitor") serves as the investment adviser to the EAFE Index Fund, the Indexed Bond Fund, the Indexed Equity Fund, and the Multi-Asset Fund, pursuant to a Master Investment Advisory Agreement, dated December 28, 1990, between the Company and Monitor.

     Each Master Investment Advisory Agreement was most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the investment advisers, on March 5, 1996, and by the shareholders of the Company on April 30, 1992. The services provided and the fees paid under the Master Investment Advisory Agreements are described in the Prospectus.

     Each Master Investment Advisory Agreement will continue in effect with respect to a Fund, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of that Fund or by the Board of Directors, and (ii) a majority of the Directors who are not parties to such Master Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. Each Master Investment Advisory Agreement may be terminated with respect to a Fund, without payment of any penalty, by a vote of the majority of the outstanding voting securities of that Fund (as defined in the 1940 Act) on 60 days' written notice to the investment adviser, by the vote of a majority of the Company's Board of Directors on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to the Company.

     For the fiscal years ended December 31, 1995, 1994 and 1993, the amount of the advisory fee paid by each Fund to New York Life, MacKay-Shields or Monitor was as follows:


                                 Year Ended   Year Ended    Year Ended
     Fund                          12/31/95     12/31/94      12/31/93
     ----                         ---------    ---------    ----------
     Bond Fund                    $            $ 427,182    $ 427,345
     EAFE Index Fund                             106,887       74,305
     Growth Equity Fund                          676,347      562,280
     Indexed Bond Fund                           167,785      145,436
     Indexed Equity Fund                         238,454      192,811
     International Bond Fund                         N/A          N/A
     International Equity Fund                       N/A          N/A
     Money Market Fund                            63,676       61,137
     Multi-Asset Fund                            374,026      354,246
     Short-Term Bond Fund                        156,983      236,667
     Value Equity Fund                           890,814      661,939

     Each Master Investment Advisory Agreement provides that the investment adviser shall not be liable to the Company for any error of judgment or for any loss suffered by the Company except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by the investment adviser of its duties and obligations under, the Master Investment Advisory Agreement.

The Administrator

     New York Life serves as the Funds' administrator (the "Administrator") pursuant to the Master Administration Agreement, dated December 28, 1990, and a supplement thereto for the International Bond and International Equity Funds dated December 6, 1994, between the Company and the Administrator. The Master Administration Agreement was most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Administrator on March 5, 1996. The services provided and the fees paid under the agreement are more fully described in the Prospectus.

     Except for the expenses to be paid by the Funds' investment advisers and the Administrator, each Fund is responsible under the Master Administration Agreement for the payment of all other expenses related to its operations, including, but not limited to: (i) the fees payable to the Fund's investment adviser and the Administrator; (ii) the fees and expenses of Directors who are not affiliated with the Funds' investment advisers or the Administrator; (iii) certain fees and expenses of the Company's custodians and transfer agent, and fees paid to pricing agents; (iv) the charges and expenses of the Company's legal counsel and independent accountants; (v) brokers' commissions and any issue or transfer taxes chargeable to the Fund, in connection with its securities transactions; (vi) the fees of any trade association of which the Fund or the Company is a member; (vii) the cost of share certificates, if any, representing shares of the Fund; (viii) reimbursement of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Company and of the Fund's shares with the SEC, registering the Company as a broker or dealer, and qualifying its shares under state securities laws, including the preparation and printing of the Company's registration statements and prospectuses for such purposes; (ix) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and preparing, printing and mailing prospectuses and reports to shareholders; (x) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Company's business; (xi) any expenses assumed by the Fund pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act; and
(xii) all taxes and business fees payable by the Fund to Federal, state or other governmental agencies. Fees and expenses of legal counsel, registering shares, holding meetings and communicating with shareholders include an allocable portion of the cost of maintaining an internal legal and compliance department.

     For the fiscal years ended December 31, 1995, 1994 and 1993, the amount of the administration fee paid by each Fund to New York Life was as follows:

                                 Year Ended  Year Ended  Year Ended
    Fund                           12/31/95    12/31/94    12/31/93
    ----                         ----------  ----------  ----------
    Bond Fund                    $           $1,174,749  $1,175,199
    EAFE Index Fund                             570,064     396,293
    Growth Equity Fund                        1,623,233   1,349,471
    Indexed Bond Fund                           671,140     581,746
    Indexed Equity Fund                         953,814     771,241
    International Bond Fund                         N/A         N/A
    International Equity Fund                       N/A         N/A
    Money Market Fund                           254,704     244,548
    Multi-Asset Fund                          1,246,753   1,180,819
    Short-Term Bond Fund                        470,949     710,000
    Value Equity Fund                         2,137,952   1,588,655

    In connection with the voluntary expense limitation, the Administrator assumed the following expenses for the Funds for the fiscal years ended December 31, 1995, 1994 and 1993.

                                  Year Ended     Year Ended    Year Ended
    Fund                           12/31/95       12/31/94       12/31/93
    ----                          ---------      ---------     ----------
    Bond Fund                                    $ 148,020     $ 301,850
    EAFE Index Fund                                 N/A(1)          0(2)
    Growth Equity Fund                              N/A(1)        70,601
    Indexed Bond Fund                              177,755       228,649
    Indexed Equity Fund                            194,838       283,397
    International Bond Fund                            N/A           N/A
    International Equity Fund                          N/A           N/A
    Money Market Fund                              116,556       137,422
    Multi-Asset Fund                               130,798       365,589
    Short-Term Bond Fund                           121,241       201,842
    Value Equity Fund                               N/A(1)        75,533

1    Fund had no expense limitation during period.
2    Fund did not exceed expense limitation during period.

     As long as the temporary expense limitation continues, it may lower the Funds' expenses and increase their respective yields. After December 31, 1996, (December 31, 1997 for the EAFE Index Fund) the voluntary expense limitations may be terminated or revised at any time, at which time the Funds' expenses may increase and their respective yields may be reduced, depending on the total assets of each of the Funds. Thereafter, the Administrator will comply with any applicable state regulations which may require the Administrator to make reimbursements to a Fund in the event that the Fund's aggregate operating expenses, including the advisory fee and administrative fee, but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of specific applicable limitations. The strictest rule currently applicable to a Fund is 2.5% of the first $30,000,000 of average net assets, 2.0% of the next $70,000,000 of average net assets, and 1.5% of the remainder.

     The Master Administration Agreement will continue in effect with respect to a Fund, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of that Fund or by the Board of Directors, and (ii) a majority of the Directors who are not parties to such agreements or "interested persons" (as defined in the 1940 Act) of any such party. The agreement may be terminated with respect to a Fund, without payment of any penalty, by a vote of the majority of the outstanding voting securities of that Fund (as defined in the 1940 Act) on 60 days' written notice to the Administrator, by the vote of a majority of the Company's Board of Directors on 60 days' written notice to the Administrator, or by the Administrator on 60 days' written notice to the Company.

     The Master Administration Agreement provides that the Administrator shall not be liable to the Company for any error of judgment or for any loss suffered by the Company except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by the Administrator of its duties and obligations under, the agreement.

Distributor

     NYLIFE Distributors Inc. serves as the Company's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement, dated January 1, 1994. Prior to that time, NYLIFE Securities Inc. ("NYLIFE Securities") an affiliated company, had acted as principal underwriter. NYLIFE Securities sells shares of the Funds pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Company's shares, and receives no compensation from the Company pursuant to the Distribution Agreement. The Company anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time. The Distribution Agreement was most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor, on March 5, 1996. After an initial two-year period, the Distribution Agreement is subject to annual approval by the Board of Directors. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of the Company, upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon 60 days' written notice to the Company. The Distribution Agreement will terminate in the event of its assignment.

Service Fees

     The Company has adopted a Shareholder Services Plan with respect to the Institutional Service Class of each Fund. Under the terms of the Plan, the Company is permitted to pay, out of the Institutional Service Class assets of each Fund, in the amount of 0.25% on an annual basis of the average daily net assets attributable to that class, New York Life Insurance Company, its affiliates or independent third party service providers, for providing services in connection with the administration of plans or programs that use Fund shares as their funding medium.

     Under the terms of the Shareholder Services Plan, the services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The Plan provides that it may not be amended to materially increase the costs which holders of Institutional Service Class of a Fund may bear under the Plan without the approval of a majority of both (i) the Directors of the Company and (ii) those Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Directors"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Directors of the Company and (ii) the Plan Directors. The Plan was approved by the Directors, including the Plan Directors, at a meeting held on September 13, 1994.

     The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Directors and the Plan Directors. The Plan provides that New York Life shall provide to the Directors, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made.

                                 PURCHASES AND REDEMPTIONS

          Purchases and redemptions are discussed in the Prospectus under the headings "Tell Me the Key Facts -- Open an Account and Buy Shares", and "Know How to Sell and Exchange Shares", and that information is incorporated herein by reference.

          Certain clients of the Company's investment advisers may purchase shares of a Fund with liquid assets with a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on a bona fide domestic or foreign exchange and which would be eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions). These transactions will be effected only if the Fund's investment adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of the purchase. The Fund reserves the right to amend or terminate this practice at any time.

          The Company determines the net asset value per share of each Fund on each day the New York Stock Exchange is open for trading, which currently excludes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          The Company reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Company not reasonably practicable.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., municipal bonds and other
                                             ----
debt securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

          In effecting purchases and sales of portfolio securities for the account of a Fund, the Fund's investment adviser will seek the best execution of the Fund's orders. The investment adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and its other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

          NYLIFE Securities (the "Affiliated Broker") may act as broker for the Funds. In order for the Affiliated Broker to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Funds will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

          Some securities considered for investment by the Funds may also be appropriate for other clients served by the Funds' investment advisers. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of the clients served by the Fund's investment adviser is considered at or about the same time, transactions in such securities will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Fund and the clients by the Fund's investment adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Fund's investment adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

          It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the investment adviser for a Fund may receive research services from many broker-dealers with which the investment adviser places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the investment adviser in advising its various clients (including the Fund), although not all of these services are necessarily useful and of value in managing a Fund. The management fee paid by the Fund is not reduced because the investment adviser and its affiliates receive such services.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934, an investment adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in that Act) to the investment adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

          For the years ended December 31, 1995, 1994 and 1993 each of the following Funds paid brokerage commissions as follows:

                                           Total Brokerage                          Total Brokerage Commissions
                                           Commissions Paid                         Paid to Affiliated Persons
                                           ----------------                         --------------------------

                              Year ended      Year ended    Year ended          Year ended    Year ended        Year ended
                               12/31/95        12/31/94      12/31/93            12/31/95      12/31/94          12/31/93
                              ----------      ----------    ----------          ----------    ----------        ----------

Bond Fund...................  $               $  13,436     $   5,925                         $  0(0%)(1)       $   0(0%)(1)
EAFE Index Fund.............                     79,676        62,872                            0(0%)(1)           0(0%)(1)
Growth Equity Fund..........                    254,728       380,943                        1,490(0%)(1)*      1,260(0%)(1)*
Indexed Equity Fund.........                     45,597        64,108                            0(0%)(1)           0(0%)(1)
International Bond Fund.....                        N/A           N/A                                 N/A                N/A
International Equity Fund...                        N/A           N/A                                 N/A                N/A
Multi-Asset Fund............                     87,112        75,897                            0(0%)(1)           0(0%)(1)
Short-Term Bond Fund........                      1,939         2,975                            0(0%)(1)           0(0%)(1)
Value Equity Fund...........                    588,653       902,165                          720(0%)(1)*      9,409(1%)(1)*
                                                                                                             Total Brokerage
                                             Total Amount of Transaction                                     Commissions Paid
                                                Where Commissions Paid                                        to Brokers that
                                             ---------------------------                                    Provided Research
                              Year ended        Year ended                        Year ended                    Year ended
                               12/31/95          12/31/94                          12/31/93                      12/31/95
                              ----------        ----------                        ----------                 -----------------
Bond Fund...................   $             $179,145,860 (0%)(2)               $ 91,470,565 (0%)(2)
EAFE Index Fund.............                   56,509,039 (0%)(2)                 18,123,100 (0%)(2)
Growth Equity Fund..........                  134,977,896 (2%)(2)                189,566,043 (0%)(2)*
Indexed Equity Fund.........                  339,976,251 (0%)(2)                 53,680,888 (0%)(2)
International Bond Fund.....                          N/A                                N/A
International Equity Fund...                          N/A                                N/A
Multi-Asset Fund............                   72,654,644 (0%)(2)                 64,895,513 (0%)(2)
Short Term Bond Fund........                   25,030,765 (0%)(2)                 34,240,077 (0%)(2)
Value Equity Fund...........                  306,971,001 (0%)(2)*               395,195,006 (1%)(2)

(1)  Percent of total commissions paid.
(2) Percent of total transactions involving the payment of commissions effected through affiliated persons.
*    Less than one percent

     The Money Market Fund and Indexed Bond Fund paid no brokerage commissions during the years ended December 31, 1995, 1994 and 1993.

     As of December 31, 1995, the following Funds held securities in issuers with whose broker-dealer subsidiaries or affiliates of the Funds regularly conduct business: the Money Market Fund held ________________________ of _________________________ valued at $_________; the Multi-Asset Fund held
_______________ of ____ _________________________ and _______________________
valued at $_______ and $_______, respectively; the Growth Equity Fund held common stock in ______________________, and ______________________ valued at
$_______ and $_________, respectively.

                                NET ASSET VALUE

     The Company determines the net asset value per share of each class of each Fund on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated as of the close of the first session of the New York Stock Exchange (currently 4:00 p.m., New York City time) for each class of shares of each Fund (except the Money Market Fund, which is determined at noon), by dividing the current market value (amortized cost, in the case of the Money Market Fund) of the total assets attributable to a class, less liabilities attributable to that class, by the total number of outstanding shares of that class.

     Portfolio securities of the Money Market Fund are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat than that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     Portfolio securities of each of the other Funds are valued (a) by appraising common and preferred stocks which are traded on the New York Stock Exchange at the last sale price of the first session on that day or, if no sale occurs, the stock is valued at the mean between the closing bid price and asked price; (b) by appraising other common and preferred stocks as nearly as possible in the manner described in clause (a) if traded on any other exchange, including the National Association of Securities Dealers National Market System and foreign securities exchanges; (c) by appraising over-the-counter common and preferred stocks quoted on the National

Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the bid price supplied through such system; (d) by appraising over-the-counter common and preferred stocks not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by a Fund's investment adviser if the prices are deemed to be representative of market values at the close of the first session of the New York Stock Exchange; (e) by appraising debt securities at prices supplied by a pricing agent or, determined using pricing procedures selected by a Fund's investment adviser, which prices reflect broker/dealer-supplied valuations or electronic data processing techniques and/or matrix pricing if those prices are deemed by a Fund's investment adviser to be representative of market values at the close of the first session of the New York Stock Exchange; (f) by appraising options and futures contracts at the last sale price on the market where any such option or futures contract is principally traded, and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities not listed or traded on foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by a Fund's investment adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotation is available, at fair value in accordance with procedures approved by and determined in good faith by the Directors, although the actual calculations may be done by others. Money Market instruments held by the Funds with a remaining maturity of sixty days or less are valued by the amortized cost method unless such method does not represent fair value.

     Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values, using the W.M. Company exchange rates that have been adopted as the standard for exchange rate valuations by major indices. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Company's Directors. For financial accounting purposes, the Company recognizes dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities are recognized as soon as the Company is informed on or after the ex-dividend date.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset values unless a Fund's investment adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

     To the extent that any newly organized fund or class of shares receives, on or before December 31, any seed capital, the net asset value of such fund(s) or class(es) will be calculated as of December 31.

                                 TAX INFORMATION

          While it is anticipated that many shareholders of the Funds will be tax-exempt institutions, the following discussion may be of general interest to these shareholders as well as for those shareholders of the Funds who do not have tax-exempt status. Although the discussion below refers in certain instances to distributions and other transactions as being taxable to a shareholder, tax-exempt shareholders will, of course, not be taxed to the extent provided by applicable tax exemptions. The discussion herein relating to taxes is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult tax advisers regarding investment in a Fund.

          Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies and elects, it generally will not be subject to Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders.

          Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

          To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) derive in each taxable year less than 30% of its gross income from gains from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities,
(ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including futures, forwards, and options on such currencies) not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities);
(c) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (d) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income.
If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

          The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) may be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

          Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year,
(2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

          Each Fund has requested, but has not yet received a ruling from the Internal Revenue Service ("IRS") to the effect that differing distributions between the classes of its shares will not result in a Fund's dividends and other distributions being regarded as "preferential dividends" under the Code. Generally, a preferential dividend is a dividend which a Fund cannot treat as having been distributed for purposes of (i) determining whether the Fund qualifies as a regulated investment company ("RIC") for federal tax purposes, and (ii) determining the Fund's tax liability. If a Fund qualifies as a RIC, among other things, its distributions may qualify as capital gain dividends, generally depending on the type of income generated by the Fund. While rulings similar to those requested have been issued previously by the IRS, complete assurance cannot be given that the Funds will receive such rulings. Although an adverse determination by the IRS is not currently expected, the Funds may be required to reassess their dual class share structure (and reserve the right to do so) were the IRS not to rule favorably since that could impact on the Funds' ability to qualify as RICs. In addition, were the IRS not to rule favorably, each Fund might make additional distributions (which could carry interest and interest-related charges to the Fund) if doing so would assist the Funds in complying with their general practice of distributing sufficient income to reduce or eliminate U.S. federal taxes.

          A Fund's deduction for interest expense may be restricted where the Fund invests in obligations the interest on which is exempt in whole or in part from Federal income tax.

          Distributions of investment company taxable income generally are characterized as ordinary income. If a Fund's income consists in whole or in part of dividends paid by U.S. corporations, a portion of the dividends paid by a Fund may be eligible for the corporate dividends-received deduction. The dividends-received deduction is reduced to the extent shares of a Fund or the underlying company paying dividends to a Fund are treated as debt-financed under the Code and is eliminated if shares are deemed to have been held for less than 46 days. In addition, dividends (including the deducted portion) are includable in the corporate shareholder's alternative minimum taxable income. A portion of the dividends paid by the Multi-Asset Fund, Value Equity Fund, Growth Equity Fund, and Indexed Equity Fund may qualify for the dividends-received deduction available to corporations. The dividends paid by the other Funds are not expected to so qualify. The alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction.

          Distributions of net capital gains, if any, designated by a Fund as capital gain dividends, are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund's shares have been held by a shareholder and are not eligible for the dividends-received deduction. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

          A Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

          Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

          Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending generally upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of a Fund on the reinvestment date.

          Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that a Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

          Foreign investing involves the possibility of confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation.

          Income received by a Fund from sources within a foreign country may be subject to withholding and other income or similar taxes imposed by that country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to the Funds' current investment policies and practices, only the EAFE Index Fund and the International Equity Fund are expected to invest in foreign securities sufficient in amount to be eligible to permit this election to be made.
Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share
                                                                --- ----
of the foreign income and similar taxes paid by a Fund, and will be entitled either to claim a deduction (as an itemized deduction) for his pro rata share of
                                                               --- ----
such foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income taxes, subject to limitations. Foreign taxes may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from sources within each such country.

          Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Funds, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains generally will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including foreign source passive income received from a Fund. In addition, the foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals. If a Fund is not eligible to make the election described above, the foreign income and similar taxes it pays generally will reduce investment company taxable income and distributions by a Fund will be treated as United States source income.

          The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

          A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). Pursuant to the Funds' current investment policies and practices, only the Value Equity Fund, the Growth Equity Fund, the EAFE Index Fund, the Multi-Asset Fund and the International Equity Fund are expected to invest in shares of foreign corporations. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether he corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

          A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Funds could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

          Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

          A Fund may invest in municipal bonds or obligations issued or guaranteed by a state, the interest on which may be exempt from Federal income tax. It is expected that shareholders will be subject to tax on dividends distributed by a Fund that are derived from tax-exempt interest income.

          Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

          Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security acquired after April 30, 1993 or any taxable debt security acquired prior to May 1, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

          If a Fund holds zero coupons bonds in its portfolio it will recognize income currently for Federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally will be required to distribute dividends representing such income to shareholders currently, even through funds representing such income have not been received by the Fund.

          Certain of the options, futures contracts, and forward contracts in which the Funds may invest may be "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss generally is treated as 60/40 gain or loss. These contracts also may be marked-to-market at other times during the year under rules prescribed pursuant to the Code.

          The transactions undertaken by the Funds involving options, futures and forward contracts may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of transactions involving options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

          The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

          Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

          Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

          If a Fund sells short "against the box," it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. Were that to occur, the affected security would again have to be held for the requisite period before its disposition to avoid treating that security as having been sold within the first three months of its holding period.

          Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds eligible to enter into swap agreements intend to account for such transactions in a manner deemed to be appropriate, the Internal Revenue Service ("IRS") might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could have tax consequences. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

          Each Fund is required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distribution and redemption proceeds generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

          The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic
                            ----
corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                            PERFORMANCE INFORMATION

          The Company may, from time to time, include the yield and effective yield of its Money Market Fund, the yield of the remaining Funds, and the total return of all Funds in advertisements, sales literature, or reports to shareholders or prospective investors.

          Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued
                                    --- -----
over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


            Effective Yield = [(Base Period Return + 1)/365/7/ ] - 1

          The current and effective seven-day average yields as of December 31, 1995 for the Money Market Fund were ____% and ____%, respectively, for the Institutional Class, and were ____% and ____%, respectively, for the Institutional Service Class. Had certain expenses not been assumed by the Administrator, these yields would have been ____% and ____%, respectively, for the Institutional Class, and ____% and ____%, respectively, for the Institutional Service Class.

          Quotations of yield for the remaining Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                        2[(a - b + 1)/6/ - 1]
                           -----
                            cd

where     a  =  dividends and interest earned during the
                period,
          b  =  expenses accrued for the period (net of
                reimbursements),
          c  =  the average daily number of shares outstanding
                during the period that were entitled to
                receive dividends, and
          d  =  the maximum offering price per share on the
                last day of the period.

     For the 30-day period ended December 31, 1995, the yield for the Short-Term Bond Fund was ____% for the Institutional Class, and was ____% for the Institutional Service Class.

     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over certain periods that will include a period of one year (or, if less, up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     The average annual total return of the following Funds for the one-year and five-year periods ended December 31, 1995 and the period from inception to December 31, 1995 were as follows:

                                                               Average
                                                   Five Years  Annual
                                       Year Ended    Ended     Total
           Fund                          12/31/95   12/31/95   Return
           ----                        ----------   --------   ------

  Bond Fund
        Institutional Class..........                            (a)
        Institutional Service Class..                  N/A       (b)
  EAFE Index Fund
        Institutional Class..........                            (a)
        Institutional Service Class..                  N/A       (b)
  Growth Equity Fund
        Institutional Class..........                            (a)
        Institutional Service Class..                  N/A       (b)
  Indexed Bond Fund
        Institutional Class..........                            (a)
        Institutional Service Class..                  N/A       (b)
  Indexed Equity Fund
        Institutional Class..........                            (a)
        Institutional Service Class..                  N/A       (b)
  International Bond Fund
        Institutional Class..........                  N/A       (b)
        Institutional Service Class..                  N/A       (b)
  International Equity Fund
        Institutional Class..........                  N/A       (b)
        Institutional Service Class..                  N/A       (b)
  Multi-Asset Fund
        Institutional Class..........                            (a)
        Institutional Service Class..                  N/A       (b)
  Short Term Bond Fund
        Institutional Class..........                            (a)
        Institutional Service Class..                  N/A       (b)
  Value Equity Fund
        Institutional Class..........                            (a)
        Institutional Service Class..                  N/A       (b)

-----------------

(a) From 12/31/90.
(b) From 1/1/95.

     Performance information for a Fund may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500, the Salomon Brothers Broad Investment Grade Bond Index, the Dow Jones Industrial Average, for the Money Market Series, Donoghue Money Market Institutional Averages, for the Short-Term Bond Fund, the Salomon Brothers 1-3 Year Treasury Index, for those Funds with investments in fixed-income securities, the Shearson Lehman Brothers Government Corporate Index, for the EAFE Index Fund and the International Equity Fund, the Morgan Stanley Capital International's EAFE Index, for the International Bond Fund, the Salomon Brothers After Tax Non-U.S. Government Bond Index, or other unmanaged indices, so that investors may compare a Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Funds; and (iv) such other measurers as may be devised by New York Life or its affiliates as permitted by applicable law or regulation. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. The Salomon Brothers After Tax Non-U.S. Government Bond Index takes into account the deduction of foreign withholding taxes in calculating performance, as does the International Bond Fund.

     Investment vehicles and products sponsored or offered by New York Life, such as New York Life's International Equity Account, New York Life's Convertible Securities Account, New York Life's Large Cap Convertible Securities Account and various types of Guaranteed Investment Contracts, may be described in advertisements for the Funds.

     From time to time, advertisements for the Funds may include general information about the services and products offered by the Funds, The MainStay Funds, and New York Life and its subsidiaries. For example, such advertisements may include statistical information about those entities, including but not limited to, the number of current shareholder accounts, assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts, and statements about this information by the entities' officers, directors and employees.

                                 OTHER INFORMATION

Capitalization

          The Funds are separate portfolios of the Company, an open-end management investment company, incorporated under the laws of Maryland on September 21, 1990. The Company was formerly known as New York Life Institutional Funds Inc. On January 3, 1995 the name of the Company was changed to its present form. The Board of Directors may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Company's shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

          Expenses incurred by the Company in connection with the Company's organization and establishment of the nine initial Funds and the public offering of the shares of those Funds aggregated $313,695. These costs have been deferred by the initial nine Funds and will be amortized by them over a period of five years from commencement of operations.

Effective Maturity

          Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage prepayments, in addition to the maturity dates of the securities in the portfolio.

Beneficial Ownership of the Funds

          The following table sets forth the information concerning beneficial ownership, as of __________ 1996, of the Funds' shares by each person who beneficially owned more than 5% of the voting securities of any Fund:

                                                          Shares            Percentage of
Name and Address                                        Beneficially         Outstanding
of Shareholder                            Fund            Owned/1/          Shares Owned/2/
-----------------                       --------        ------------        ---------------
Trustees of the New York                Bond
Life Insurance Company                  Growth Equity
Retirement Plan and Pension             Indexed Bond
Plan (Company Plan)                     Indexed Equity
51 Madison Avenue                       International Bond
New York, NY 10010                      International Equity
                                        Value Equity


                                                          Shares            Percentage of
Name and Address                                        Beneficially         Outstanding
of Shareholder                            Fund            Owned/1/          Shares Owned/2/
-----------------                       --------        ------------        ---------------

Trustees of the New York                 Bond
Life Insurance Company                   Growth Equity
Retirement Plan Trust                    Indexed Bond
(Agents Plan)                            Indexed Equity
51 Madison Avenue                        International Bond
New York, NY 10010                       International Equity
                                         Value Equity

New York Life Insurance                  EAFE Index
Company/3/                               Indexed Bond
51 Madison Avenue                        Multi-Asset
New York, NY 10010

The Pension Board of the                 Bond
United Food and Commercial
Workers International Union
Retirement Plan for Employees
as Amended From Time to Time
1775 K Street, N.W.
Washington, D.C. 20006

Banker's Trust Company as                Short-Term Bond
Trustee of The Lockwood
Greene Engineers's Inc.
Retirement Trust
1500 International Drive
Spartanburg, NY  29304

M.A. Hanna Company Serip                 Money Market
Trust - M.A. Hanna
200 Public Square
Suite 36-5000
Cleveland, OH  44114-2304

Trustees of Clay Electric                Short-Term Bond
Cooperative, Inc.
P.O. Box 308
Keystone Heights, FL  32656

American Public Transit                  Indexed Bond
Association
1201 New York Avenue, N.W.
Washington, D.C. 20005

                                                          Shares            Percentage of
Name and Address                                        Beneficially         Outstanding
of Shareholder                            Fund            Owned/1/          Shares Owned/2/
-----------------                       --------        ------------        ---------------

Trustees of the New York Life           Growth Equity
Insurance Co. Employee Progress         Indexed Equity
Sharing Investment Plan Trust           Multi-Asset
51 Madison Avenue
New York, NY 10010

Frank G. and Frieda K.                  Indexed Bond
Brotz Family Foundation Inc.
3518 Lakeshore Road
Sheboygan, WI  53083

Trustees of the New York Life           Growth Equity
Insurance Company Agents Progress
Sharing Investment Plan Trust
51 Madison Avenue
New York, NY  10010

NYL Trust Company
Client Accounts                         Money Market
51 Madison Avenue-Room 117A
New York, NY  10010

____________________________

          (1) This information, not being within the knowledge of the Company,
has been furnished by each of the above persons.   Beneficial ownership is as
defined under Section 13(d) of the Securities Exchange Act of 1934. Fractional shares have been omitted.

          (2) Only the ownership of at least one-tenth of one percent is listed.

          (3) Jean Hoysradt has the power to vote all of the shares shown in the above table owned by New York Life. Ms. Hoysradt disclaims beneficial ownership of such shares.

          Consequently, Trustees of the New York Life Insurance Company Retirement Plan and Pension Plan (Company Plan) may be presumed to "control" the Bond Fund, the Indexed Equity Fund, the International Bond Fund and the Value Equity Fund, as that term is defined in the 1940 Act. Similarly, the Trustees of the New York Life Insurance Company Retirement Plan Trust (Agents Plan) may be presumed to "control" the Indexed Equity Fund. New York Life may be presumed to "control" the EAFE Index Fund, the Indexed Bond Fund, and the Multi-Asset Fund.

          As of ________, 1996, the Directors and officers of the Company as a group owned ___% of the shares of the Short-Term Bond Fund.

Code of Ethics

          The Company has adopted a Code of Ethics governing personal trading activities of all Directors, officers of the Company and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Company or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Company or an Investment Adviser unless such power is the result of their position with the Company or Investment Adviser. Such persons are generally required to preclear all security transactions with the Company's Compliance Officer or his designee and to report all transactions on a regular basis. The Company has developed procedures for administration of the Code.

Independent Accountants

          Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Company.

Legal Counsel

          Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, passes upon certain legal matters in connection with the shares offered by the Company, and also acts as counsel to the Company.

Financial Statements

          The Company's financial statements for the Funds, including the Statements of Assets and Liabilities, the Portfolios of Investments and the Statements of Operations for the year ended December 31, 1995, and the Statements of Changes in Net Assets for the years ended December 31, 1995 and December 31, 1994, the notes to the Financial Statements, and the Report of the Independent Accountants, all of which are included in the 1995 Annual Report to Shareholders, are hereby incorporated by reference into this Statement of Additional Information.

Registration Statement

          This Statement of Additional Information and the Prospectus do not contain all the information included in the Company's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

          Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                       MAINSTAY INSTITUTIONAL FUNDS INC.

                          PART C.  OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

a.   Financial Statements:

     Included in Part A of this Registration Statement:

          Financial Highlights for the period January 2, 1991 (commencement of operations) through December 31, 1991, and for the years ended December 31, 1992, 1993, 1994, and 1995.

     Incorporated by reference in Part B of this Registration Statement:

          Statement of Assets and Liabilities at December 31, 1995.

          Statement of Operations for the year ended December 31, 1995.

          Statement of Changes in Net Assets for the years ended December 31, 1995, and 1994.

          Notes to Financial Statements

          Portfolio of Investments at December 31, 1995

          All other financial statements and schedules are not required, not applicable or the required information is shown in financial statements or the notes thereto.

b.   Exhibits:

     1.   (a)  Articles of Incorporation/1/
          (b)  Articles Supplementary/2/
          (c)  Articles of Amendment/5/
          (d)  Form of Articles Supplementary/7/
          (e)  Articles of Amendment/8/

     2.   By-laws/1/

     3.   Inapplicable

     4.   Specimen Certificates for Common Stock/3/

     5.   Form of Master Investment Advisory Agreement/2/

          (a) Form of Supplements to Investment Advisory Agreement for the International Bond Fund and the International Equity Fund/7/

     6.   Distribution Agreement/6/

     7.   Inapplicable

     8.   Form of Custodian Contract/7/

     9.   (a)  Form of Transfer Agency and Service Agreement/2/
          (b)  Form of Master Administrative Agreement/2/
          (c)  Form of License Agreement/2/
          (d) Form of Supplements to Administrative Services Agreement for the International Bond Fund and the International Equity Fund/7/
          (e)  Master Subadministration Agreement
          (f)  Subadministration Agreement Supplements

     10.  Opinion and consent of counsel/4/

     11.  Consent of Independent Accountants/10/

     12.  Inapplicable

     13.  Initial Subscription Agreement/3/

     14.  Inapplicable

     15.  (a)  Form of Account Application/3/
          (b)  Form of Shareholder Services Plan/7/
          (c)  Shareholder Services Plan

     16.  Inapplicable

     17.  Inapplicable

     18.  Form of Multiple Class Plan/9/

---------------------

1.   Filed with Registration Statement No. 33-36962 on September 21, 1990.

2. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-36962 on November 19, 1990.

3. Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.

4.   Previously filed with Rule 24f-2 Notice.

5.   Filed with Post-Effective Amendment No. 4 to Registration
     Statement No. 33-36962 on November 2, 1992.

6.   Filed with Post-Effective Amendment No. 6 to Registration
     Statement No. 33-36962 on April 29, 1994.

7.   Filed with Post-Effective Amendment No. 7 to Registration
     Statement No. 33-36962 on October 14, 1994.

8.   Filed with Post-Effective Amendment No. 8 to Registration
     Statement No. 33-36962 on December 29, 1994.

9.   Filed with Post-Effective Amendment No. 10 to Registration
     Statement No. 33-36962 on April 28, 1995.

10.  To be filed by amendment.


Item 25.  Persons Controlled by or under Common Control with the Registrant.

     The following chart indicates the persons controlled by New York Life:

                                                    Jurisdiction of    Percent of Voting
Name+                                               Organization       Securities Owned
----                                                -----------------  -----------------

Aegis Technologies, Inc., which owns                Delaware                  94.15%
 100% of the shares of:
       PFA Financial Centers, Inc.

Eagle Strategies Corporation                        Arizona                    100%

Greystone Realty Corporation which owns             Delaware                   100%
 100% of the shares of:
  Greystone Realty Advisors, Inc.
  Greystone Realty Finance, Inc.
  Greystone Realty Management, Inc.
  Greystone Realty Partners, Inc.
  Greystone Realty Investors, Inc.

NYLIFE Administration Corp.                         Texas                      100%
 (doing business as NYLACOR)

MacKay-Shields Financial Corporation                Delaware                   100%

MSC Holding, Inc. (formerly Magnus                  Georgia                    83.8%
 Software Corporation, Inc.)

The MainStay Funds                                  Massachusetts              ***



                                                    Jurisdiction of    Percent of Voting
Name+                                               Organization       Securities Owned
----                                                -----------------  -----------------
Monitor Capital Advisors, Inc.                      Delaware                   100%

NAFCO Inc.                                          Delaware                   100%
 which owns 83.33% of NYLIFE
  Structured Asset Management Company Ltd.

New York Life Capital Corporation                   New York                   100%

New York Life Fund, Inc.                            New York                   *

New York Life Insurance and Annuity                 Delaware                   100%
 Corporation

New York Life International Investment Inc.         Deleware
 which owns 100% of the shares of:
  Monetary Research Ltd.                            Bermuda
  and 100% of the shares of:
  Quorum Capital Management Limited which           United Kingdom
  owns 33.345% of the shares of:
  Japan Gamma Asset Management Limited              Japan

New York Life MFA Series Fund, Inc.                 Maryland                   *

New York Life Settlement Corporation                Delaware                   100%

New York Life Worldwide Holding, Inc.,              Delaware                   100%
 which owns 100% of the shares of:
   New York Life Worldwide Capital, Inc.
   New York Life Worldwide Development, Inc.
   New York Life Worldwide (Bermuda) Ltd.           Bermuda
   New York Life Insurance Worldwide Ltd.
   and owns 99.97% of the shares of
   New York Life (U.K.) Ltd., which owns            United Kingdom
   100% of the shares of:
      Windsor Insurance Services Limited
      Life Assurance Management Corporation
      Windsor Broking Services Limited
      Windsor Pension Trust Managers Limited
      Windsor Home Loans Limited
      Windsor Trust Managers Limited
      Windsor Investment Management Limited,
      which owns 100% of the shares of
       WIM (Nominees) Limited
      Windsor Estate Agency Limited
      Windsor Starter Homes Limited

                                                    Jurisdiction of    Percent of Voting
Name+                                               Organization       Securities Owned
----                                                -----------------  -----------------

     Windsor Commercial Loans Limited
     Windsor Life Limited
     Gresham Unit Trust Managers Limited
     Gresham Mortgage Limited
     Gresham Trustees Limited
     Gresham Financial Services Limited
     Windsor (U.K.) Holding Co., Ltd., which
     owns 100% of the shares of:
        Windsor Financial Management
        International Ltd.
        Windsor Unit Trust Nominees, Ltd.
        Windsor Unit Trust, Ltd.
        Windsor Investment Management,
        Ltd.
        Windsor Life Insurance Co., Ltd.,
        which owns
        100% of the shares of:
           Aetna Pension Trustees, Ltd.
     and owns 51% of the shares of:
     KOHAP New York Life Insurance Ltd.             South Korea
     and owns 50.2% of the shares of:
     P.T. Asuransi Jiwa Sewu-New York Life          Indonesia
     and owns 35% of the shares of:
     GEO New York Life, S.A. and owns               Mexico
     31.25% of the shares of:
     Life Assurance Holding Corporation             United Kingdom
     Limited, which owns 100% of the shares
     of:
        Windsor Life Assurance Company
        Limited
        Gresham Life Assurance Society
        Limited

NYLCO, Inc.                                         New York                   100%

NYLIFE Depositary Corporation which owns            Delaware                   100%
16.67% of NYLIFE Structured Asset                   Texas
Management Company Ltd.

NYL Benefit Services Company, Inc. which owns       Massachusetts              100%
100% of ADQ Insurance Agency Inc.

NYL Trust Company                                   Massachusetts              100%

NYLICO, Inc.                                        New York                   100%
(formerly New York Life Capital Corp.)

NYLIFE Distributors Inc.                            Delaware                   100%


                                                    Jurisdiction of    Percent of Voting
Name+                                               Organization       Securities Owned
----                                                -----------------  -----------------
NYLIFE Equity Inc.                                  Delaware                   100%

NYLIFE Funding Inc.                                 Delaware                   100%

NYLIFE Healthcare Management Inc., which            Delaware                   100%
owns 71.4% of total combined stock and 96.1%
of the voting rights of:
    Express Scripts, Inc., which owns 100% of
    the shares of:
        Great Plains Reinsurance Company            Arizona
        Practice Patterns Science, Inc.             Delaware
        ESI Canada Holdings, Inc., which owns       Canada
        100% of the shares of:
           ESI Canada, Inc.
        IVTx of Houston                             Texas
        IVTx of Dallas
    NYLCare Health Plans, Inc.                      Delaware
    (formerly Sanus Corp. Health Systems),
    which owns 100% of the shares of:
        New York Life and Health Insurance
        Company
        Avanti Health Systems, Inc., which owns     Texas
        100% of the shares of:
           Avanti of the District, Inc.             Maryland
           Avanti of Illinois, Inc.                 Illinois
           Avanti of New York, Inc.                 New York
           Avanti of New Jersey, Inc.               New Jersey
        and owns 80% of the shares of:
        NYLCare Health Plans of the Mid-            Maryland
        Atlantic, Inc., which owns 100% of the
        shares of:
           Physicians Health Services
           Foundation, Inc.
           HealthPlus-D.C., Inc.                    District of Columbia
        Lonestar Holding Co., which owns 100%       Delaware
        of the shares of:
           Lone Star Health Plan, Inc., which       Texas
           owns 100% of the shares of:
               NYLCare Health Plans of the
               Gulf Coast, Inc.
        Prime Provider Corp., which owns 100%       New York
        of the shares of:
           Prime Provider Corp. of Texas            Texas
        Sanus of Connecticut, Inc.                  Connecticut
        Sanus Dental Plan of New Jersey, Inc.       New Jersey
        Sanus Dental Plan of Texas, Inc.            Texas
        NYLCare Health Plans of New York,           New York
        Inc.


                                                    Jurisdiction of    Percent of Voting
Name+                                               Organization       Securities Owned
----                                                -----------------  -----------------

NYLCare Health Plans of Connecticut,                Connecticut
Inc.
NYLCare Health Plans of the Midwest,                Illinois
Inc.
NYLCare Health Plans of New Jersey,                 New Jersey
Inc.
Sanus of Texas, Inc., which owns 100%               Texas
of the shares of:
    Sanus Preferred Physicians, Inc.
Sanus Preferred Providers West, Inc.                California
Sanus Preferred Services, Inc.                      Maryland
Sanus Preferred Services of Illinois, Inc.          Illinois
NYLCare Health Plans of the                         Texas
Southwest, Inc.
Sanus Reinsurance Company                           Arizona
Sanus - New England, Inc.                           Delaware
and owns 99.8% of the shares of:
NYLCare Health Plans of Louisiana,                  Louisiana
Inc.
Sanus of Maine, Inc.                                Delaware
Sanus - Northeast, Inc.
NYLCare Health Plans of Maine, Inc.                 Maine
WellPath of Carolina, Inc.                          Delaware
WellPath Community Health Plans, Inc.               North Carolina
Sanus of New York and New Jersey, Inc.              New York
The ETHIX Corporation, which owns                   Delaware
100% of the shares of:
    ETHIX Assist, Inc.                              Oregon
    ETHIX Great Lakes, Inc.                         Michigan
    ETHIX Mid-Atlantic, Inc., which                 Pennsylvania
    owns 100% of the shares of:
        PriMed, Inc.                                New Jersey
    ETHIX Midlands, Inc.                            Delaware
    ETHIX Mid-Rivers, Inc.                          Missouri
    ETHIX National, Inc.                            Oregon
    ETHIX Northwest Public Services,                Washington
    Inc.
    NYLCare Health Plans of the
    Northwest, Inc., which owns 100%
    of the shares of:
    NYLCare Plus, Inc.
    ETHIX Pacific, Inc.                             Oregon
    ETHIX Risk Management, Inc.
    ETHIX Southeast, Inc.                           North Carolina
    and owns 80% of the shares of:
    ETHIX Southwest, Inc.                           Texas
NYLCare NC Holdings, Inc., which                    Delaware
owns 50% of the shares of:

                                                    Jurisdiction of    Percent of Voting
Name+                                               Organization       Securities Owned
----                                                -----------------  -----------------
       Wellpath Community                           North Carolina
         Health Plan Holdings, LLC

    NYLCare of Maine, L.P.                          Maine

NYLIFE Inc.                                         New York                   100%

NYLIFE Insurance Company of Arizona                 Arizona                    100%

NYLIFE Realty Inc. which owns 100% of the           Delaware                   100%
shares of:  CNP Realty Investments, Inc.            Delaware

NYLIFE Refinery, Inc.                               Delaware                   100%

NYLIFE Resources Inc.                               Delaware                   100%

NYLIFE Securities Inc.                              New York                   100%

NYLTEMPS Inc.                                       Delaware                   100%
_____________________

+    By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

* New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (for the New York Life Fund, Inc.) and NYLIAC (for the New York Life MFA Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities.

**   New York Life Foundation does not issue voting securities.

*** MacKay-Shields Financial Corporation and Quorum Capital Management Limited serve as investment advisers to this entity.


       Item 26.  Number of Holders of Securities.

         As of February 1, 1996, the number of record holders of each class of securities of the Registrant were as follows:



                                                     (2)
     (1)                                         Number of
Title of Class                                   Record Holders
--------------                                   --------------

Shares of Common Stock:

Bond Fund
  Institutional Class                                 149
  Institutional Service Class                          70



                                                     (2)
     (1)                                         Number of
Title of Class                                   Record Holders
--------------                                   --------------

EAFE Index Fund
                 Institutional Class                  126
                 Institutional Service Class           53

Growth Equity Fund
                 Institutional Class                  244
                 Institutional Service Class          167
Indexed Bond Fund
                 Institutional Class                   75
                 Institutional Service Class           32
Indexed Equity Fund
                 Institutional Class                  159
                 Institutional Service Class           76
International Bond Fund
                 Institutional Class                   13
                 Institutional Service Class            9
International Equity Fund
                 Institutional Class                   29
                 Institutional Service Class           21
Money Market Fund
                 Institutional Class                  201
                 Institutional Service Class          102
Multi-Asset Fund
                 Institutional Class                  253
                 Institutional Service Class           68
Short-Term Bond Fund
                 Institutional Class                  128
                 Institutional Service Class           21
Value Equity Fund
                 Institutional Class                  354
                 Institutional Service Class          142


Item 27.  Indemnification

     Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2), and Article VII, Section 2 of the Registrant's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.


     New York Life Insurance Company maintains Directors & Officers Liability insurance coverage totaling $100 million. The coverage limit applies each year and has been extended to cover Directors and Officers of the Company, and subsidiaries and certain affiliates of New York Life. Subject to the policies' terms, conditions, deductible and retentions, Directors and Officers are covered for claims, including related expenses, made against them while acting in their capacities as such. The primary policy in the amount of $25 million is issued by National Union Fire Insurance Company of Pittsburgh, PA, and the excess policies in the amount of $75 million are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.


Item 28.  Business or Other Connections of Investment Advisers

     The business of MacKay-Shields Financial Corporation is summarized under "Management of the Funds -- Investment Advisers" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of MacKay-Shields Financial Corporation is currently listed in the investment adviser registration on Form ADV for MacKay-Shields Financial Corporation (File No. 801-5594) and is hereby incorporated herein by reference thereto.

     The business of Monitor Capital Advisors, Inc. is summarized under "Management of the Funds -- Investment Advisers" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of Monitor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Monitor Capital Advisors, Inc. (File No. 801-34412) and is hereby incorporated herein by reference thereto.

     The business of New York Life Insurance Company is summarized under "Management of the Funds -- Investment Advisers" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of New York Life Insurance Company is currently listed in the investment adviser registration on Form ADV for New York Life Insurance Company (File No. 801-19525) and is hereby incorporated herein by reference thereto.


Item 29.  Principal Underwriters

a. NYLIFE Distributors Inc. also acts as the principal underwriter for The MainStay Funds (File No. 33-2610) and NYLIAC Variable Universal Life Separate Accounts I and II.



b.

                                                                                     (3)
          (1)                          (2)                                      Position(s) and
  Name and principal         Position(s) and office(s)                          office(s) with
  business address           with NYLIFE Distributors Inc.                      registrant
---------------------        -------------------------------                    ---------------
Topp, Richard A.             Director, President and                             Vice President
  260 Cherry Hill Road       Chief Executive Officer
  Parsippany, NJ 07054
Boyle, Patrick G.            Director                                            Director
  260 Cherry Hill Road
  Parsippany, NJ 07054
Boyce, Jefferson C.          Director                                            Senior Vice President
  51 Madison Avenue
  New York, NY 10010
Kane, Alice T.               Director                                            Chairperson and
  51 Madison Avenue                                                              Director
  New York, NY 10010
Ubl, Walter W.               Director and Senior Vice President                  None
  260 Cherry Hill Road
  Parsippany, NJ 07054
Wecker, Richard A.           Director                                            None
  51 Madison Avenue
  New York, NY 10010
Polis, Anthony W.            Vice President and Chief                            Treasurer, Chief Financial
  Morris Corporate           Financial Officer                                   and Accounting Officer
  Center I, Building A
  300 Interpace Parkway
  Parsippany, NJ 07054
Calhoun, Jay S.              Vice President and Treasurer                        None
  51 Madison Avenue
  New York, NY 10010
Warga, Thomas J.             Senior Vice President and General                   None
  51 Madison Avenue          Auditor
  New York, NY 10010
Livornese, Linda M.          Vice President                                      President
  51 Madison Avenue
  New York, NY 10010
Zuccaro, Richard W.          Tax Vice President                                  Tax Vice
  51 Madison Avenue                                                              President
  New York, NY 10010
Brady, Robert E.             Vice President                                      None
  260 Cherry Hill Road
  Parsippany, NJ 07054
Mistero, Frank               Vice President                                      None
  260 Cherry Hill Road
  Parsippany, NJ 07054
Miller, Paul C.              Corporate Vice President                            None
  260 Cherry Hill Road
  Parsippany, NJ 07054



                                                                                     (3)
          (1)                          (2)                                      Position(s) and
  Name and principal         Position(s) and office(s)                          office(s) with
  business address           with NYLIFE Distributors Inc.                     registrant
---------------------        -------------------------------                    ---------------
O'Byrne, John H.             Vice President and Chief                            None
  51 Madison Avenue          Compliance Officer
  New York, NY 10010
Adasse, Louis H.             Corporate Vice President                            None
  51 Madison Avenue,
  New York, NY 10010
Brenner, Nancy               Secretary                                           Assistant
  51 Madison Avenue                                                              Secretary
  New York, NY 10010
Daoust, George R.            Assistant Vice President                            None
  Morris Corporate
  Center I, Building A
  300 Interpace Parkway
  Parsippany, NJ 07054
Arizmendi, Arphiela          Assistant Vice President                            Assistant
  Morris Corporation                                                             Treasurer
  Center I, Building A
  300 Interpace Parkway
  Parsippany, NJ 07054
Cirillo, Antoinette B.       Assistant Vice President                            Assistant
  Morris Corporate                                                               Treasurer
  Center I, Building A
  300 Interpace Parkway
  Parsippany, NJ 07054
Lorito, Geraldine            Assistant Vice President                            Assistant
  Morris Corporate                                                               Treasurer
  Center I, Building A
  300 Interpace Parkway
  Parsippany, NJ 07054
Kearney, Sheila J.           Assistant Secretary                                 None
  51 Madison Avenue
  New York, NY 10010

c.  Inapplicable.

Item 30.  Location of Accounts and Records.


     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, and New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of NYLIFE Distributors Inc. Morris Corporate Center I, Building A, 300 Interpace Parkway, Parsippany NJ 07054, at the offices of Monitor Capital Advisors, Inc., 504 Carnegie Center, Princeton, NJ 08540-6242, and at the offices of MacKay-Shields Financial

Corporation, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for the Funds are maintained by The Bank of New York, 90 Washington Street, New York, NY 10286. Records relating to the duties of the Registrant's transfer agent are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.


Item 31.  Management Services.

     Inapplicable.


Item 32.  Undertakings.

c. The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on the 28th day of February, 1996.

                                 MAINSTAY INSTITUTIONAL FUNDS INC.



                                 By:
                                      ---------------------------------
                                      Linda M. Livornese*
                                      President



*By:  /s/ Jeffrey L. Steele
      -----------------------------
      Jeffrey L. Steele
      as Attorney-in-Fact



      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature             Title                     Date
---------             -----                     ----


                      Director            February 28, 1996
--------------------
Alice T. Kane*

                      Director            February 28, 1996
--------------------
Patrick G. Boyle*

                      Director            February 28, 1996
--------------------
Lawrence Glacken*

                      Director            February 28, 1996
--------------------
Robert P. Mulhearn*

Signature             Title                     Date
---------             -----                     ----


                      Director            February 28, 1996
--------------------
Susan B. Kerley*


                      President           February 28, 1996
--------------------  (Principal
Linda M. Livornese*   Executive
                      Officer)



                      Treasurer           February 28, 1996
--------------------  (Principal
Anthony W. Polis*     Financial
                      and Accounting
                      Officer)





*By:  /s/ Jeffrey L. Steele
      -------------------------------
      Jeffrey L. Steele
      as Attorney-in-Fact



*    Powers of Attorney filed with the initial Registration Statement
     No. 33-36962 on September 21, 1990, with Pre-Effective Amendment No. 2 to the Registration Statement on December 26, 1990, and with Post-Effective Amendment No. 7 to the Registration Statement on October 14, 1994, incorporated by reference within.

                                 EXHIBIT INDEX
                                 -------------


     EXHIBIT                                                ITEM NO.
     -------                                                -------

Master Subadministration Agreement                            9(e)

Subadministration Agreement Supplements                       9(f)

Shareholder Services Plan                                    15(c)

                            GRAPHICS APPENDIX LIST
                            ----------------------

EDGAR Version                                 Typeset Version
-------------                                 ---------------

PG. 7-10 OF PROS SECTION
WHERE EACH PIE CHART APPEARS:    [Two pie charts to appear here (one for
                                 Institutional Class and one for Institutional
                                 Service Class) each of which will indicate the dollar amounts of a $1,000 investment allocated to payment of advisory fees, service fees, and other expenses. The amount of total expenses will also provided.]